UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04345

Putnam Tax Free Income Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 292-1000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Tax-Free High Yield Fund
Class A [PTHAX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Tax-Free High Yield Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	0.91%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class A shares of Putnam Tax-Free High Yield Fund returned -2.13%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 0.00%† for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight municipal bonds with no external ratings
↑	Security selection in BBB rated bonds
↑	Underweight exposure to AA rated bonds

Top detractors from performance:
↓	Overweight bonds with 30 years to maturity
↓	Overweight exposure to bonds rated below investment-grade
↓	Underweight exposure to AAA rated bonds
Putnam Tax-Free High Yield Fund	PAGE 1	38915-ATSA-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,600 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class A	-2.13	1.08	2.82
Class A (with sales charge)	-6.04	0.25	2.41
Bloomberg Municipal Bond Index	0.00†	0.13	2.11
†	Amount represents less than -0.005%.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$625,834,564
Total Number of Portfolio Holdings*	475
Total Management Fee Paid	$3,120,812
Portfolio Turnover Rate	23%
*	Does not include derivatives, except purchased options, if any.
Putnam Tax-Free High Yield Fund	PAGE 2	38915-ATSA-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective May 30, 2025, the portfolio managers for the Fund are Benjamin Barber, James Conn, Garrett Hamilton, Francisco Rivera and Daniel Workman.
Effective July 21, 2025, any front-end sales charges applicable to purchases of Fund shares and any CDSC applicable to redemptions of Fund shares will be waived.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date converted automatically to class A shares.
At a meeting held on May 16, 2025, the Board of Trustees of the Fund (the “Board”) approved the conversion of the Fund into an exchange-traded fund through the reorganization of the Fund with and into a newly-organized series of Putnam  ETF Trust, to be named “Franklin Municipal High Yield ETF” (the “ETF”).
Pursuant to an Agreement and Plan of Reorganization approved by the Board, the reorganization of the Fund will consist of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund. The reorganization for the Fund is currently expected to occur on or about October 24, 2025. On the applicable date, the shareholders of the Fund will become shareholders of the ETF, and will no longer be shareholders of the Fund.
Effective August 22, 2025, the Fund will not accept purchase orders from new investors for any class other than Class R6 shares. Effective September 4, 2025, the Fund will not accept purchase orders from new investors for Class R6 shares. Effective October 16, 2025, the Fund will not accept purchase orders for any class from any investor.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.
Putnam Tax-Free High Yield Fund	PAGE 3	38915-ATSA-0925

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Tax-Free High Yield Fund	PAGE 4	38915-ATSA-0925

Putnam Tax-Free High Yield Fund
Class C [PTCCX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Tax-Free High Yield Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$164	1.66%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class C shares of Putnam Tax-Free High Yield Fund returned -2.93%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 0.00%† for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight municipal bonds with no external ratings
↑	Security selection in BBB rated bonds
↑	Underweight exposure to AA rated bonds

Top detractors from performance:
↓	Overweight bonds with 30 years to maturity
↓	Overweight exposure to bonds rated below investment-grade
↓	Underweight exposure to AAA rated bonds
Putnam Tax-Free High Yield Fund	PAGE 1	38915-ATSC-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class C	-2.93	0.32	2.20
Class C (with sales charge)	-3.87	0.32	2.20
Bloomberg Municipal Bond Index	0.00†	0.13	2.11
†	Amount represents less than -0.005%.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Class C share performance reflects conversion to class A shares after eight years.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$625,834,564
Total Number of Portfolio Holdings*	475
Total Management Fee Paid	$3,120,812
Portfolio Turnover Rate	23%
*	Does not include derivatives, except purchased options, if any.
Putnam Tax-Free High Yield Fund	PAGE 2	38915-ATSC-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective May 30, 2025, the portfolio managers for the Fund are Benjamin Barber, James Conn, Garrett Hamilton, Francisco Rivera and Daniel Workman.
Effective July 21, 2025, any front-end sales charges applicable to purchases of Fund shares and any CDSC applicable to redemptions of Fund shares will be waived.
At a meeting held on May 16, 2025, the Board of Trustees of the Fund (the “Board”) approved the conversion of the Fund into an exchange-traded fund through the reorganization of the Fund with and into a newly-organized series of Putnam  ETF Trust, to be named “Franklin Municipal High Yield ETF” (the “ETF”).
Pursuant to an Agreement and Plan of Reorganization approved by the Board, the reorganization of the Fund will consist of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund. The reorganization for the Fund is currently expected to occur on or about October 24, 2025. On the applicable date, the shareholders of the Fund will become shareholders of the ETF, and will no longer be shareholders of the Fund.
Effective August 22, 2025, the Fund will not accept purchase orders from new investors for any class other than Class R6 shares. Effective September 4, 2025, the Fund will not accept purchase orders from new investors for Class R6 shares. Effective October 16, 2025, the Fund will not accept purchase orders for any class from any investor.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Tax-Free High Yield Fund	PAGE 3	38915-ATSC-0925

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Tax-Free High Yield Fund	PAGE 4	38915-ATSC-0925

Putnam Tax-Free High Yield Fund
Class R6 [PTFRX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Tax-Free High Yield Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$63	0.64%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R6 shares of Putnam Tax-Free High Yield Fund returned -1.92%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 0.00%† for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight municipal bonds with no external ratings
↑	Security selection in BBB rated bonds
↑	Underweight exposure to AA rated bonds

Top detractors from performance:
↓	Overweight bonds with 30 years to maturity
↓	Overweight exposure to bonds rated below investment-grade
↓	Underweight exposure to AAA rated bonds
Putnam Tax-Free High Yield Fund	PAGE 1	38915-ATSR6-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R6	-1.92	1.34	3.08
Bloomberg Municipal Bond Index	0.00†	0.13	2.11
†	Amount represents less than -0.005%.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 5/22/2018. Returns for periods before 5/22/2018 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$625,834,564
Total Number of Portfolio Holdings*	475
Total Management Fee Paid	$3,120,812
Portfolio Turnover Rate	23%
*	Does not include derivatives, except purchased options, if any.
Putnam Tax-Free High Yield Fund	PAGE 2	38915-ATSR6-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective May 30, 2025, the portfolio managers for the Fund are Benjamin Barber, James Conn, Garrett Hamilton, Francisco Rivera and Daniel Workman.
Effective July 21, 2025, any front-end sales charges applicable to purchases of Fund shares and any CDSC applicable to redemptions of Fund shares will be waived.
At a meeting held on May 16, 2025, the Board of Trustees of the Fund (the “Board”) approved the conversion of the Fund into an exchange-traded fund through the reorganization of the Fund with and into a newly-organized series of Putnam  ETF Trust, to be named “Franklin Municipal High Yield ETF” (the “ETF”).
Pursuant to an Agreement and Plan of Reorganization approved by the Board, the reorganization of the Fund will consist of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund. The reorganization for the Fund is currently expected to occur on or about October 24, 2025. On the applicable date, the shareholders of the Fund will become shareholders of the ETF, and will no longer be shareholders of the Fund.
Effective August 22, 2025, the Fund will not accept purchase orders from new investors for any class other than Class R6 shares. Effective September 4, 2025, the Fund will not accept purchase orders from new investors for Class R6 shares. Effective October 16, 2025, the Fund will not accept purchase orders for any class from any investor.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Tax-Free High Yield Fund	PAGE 3	38915-ATSR6-0925

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Tax-Free High Yield Fund	PAGE 4	38915-ATSR6-0925

Putnam Tax-Free High Yield Fund
Class Y [PTFYX]
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Putnam Tax-Free High Yield Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$65	0.66%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class Y shares of Putnam Tax-Free High Yield Fund returned -1.86%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 0.00%† for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight municipal bonds with no external ratings
↑	Security selection in BBB rated bonds
↑	Underweight exposure to AA rated bonds

Top detractors from performance:
↓	Overweight bonds with 30 years to maturity
↓	Overweight exposure to bonds rated below investment-grade
↓	Underweight exposure to AAA rated bonds
Putnam Tax-Free High Yield Fund	PAGE 1	38915-ATSY-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class Y	-1.86	1.32	3.07
Bloomberg Municipal Bond Index	0.00†	0.13	2.11
†	Amount represents less than -0.005%.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$625,834,564
Total Number of Portfolio Holdings*	475
Total Management Fee Paid	$3,120,812
Portfolio Turnover Rate	23%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Tax-Free High Yield Fund	PAGE 2	38915-ATSY-0925

HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective May 30, 2025, the portfolio managers for the Fund are Benjamin Barber, James Conn, Garrett Hamilton, Francisco Rivera and Daniel Workman.
Effective July 21, 2025, any front-end sales charges applicable to purchases of Fund shares and any CDSC applicable to redemptions of Fund shares will be waived.
At a meeting held on May 16, 2025, the Board of Trustees of the Fund (the “Board”) approved the conversion of the Fund into an exchange-traded fund through the reorganization of the Fund with and into a newly-organized series of Putnam  ETF Trust, to be named “Franklin Municipal High Yield ETF” (the “ETF”).
Pursuant to an Agreement and Plan of Reorganization approved by the Board, the reorganization of the Fund will consist of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund. The reorganization for the Fund is currently expected to occur on or about October 24, 2025. On the applicable date, the shareholders of the Fund will become shareholders of the ETF, and will no longer be shareholders of the Fund.
Effective August 22, 2025, the Fund will not accept purchase orders from new investors for any class other than Class R6 shares. Effective September 4, 2025, the Fund will not accept purchase orders from new investors for Class R6 shares. Effective October 16, 2025, the Fund will not accept purchase orders for any class from any investor.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Tax-Free High Yield Fund	PAGE 3	38915-ATSY-0925

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending July 31, 2024 and July 31, 2025 (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $139,277 in July 31, 2024 and $98,213 in July 31, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in July 31, 2024 and $0 in July 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $17,261 in July 31, 2024 and $28,768 in July 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in July 31, 2024 and $0 in July 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $1,030,797 in July 31, 2024 and $489,647 in July 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Putnam
Tax-Free High Yield
Fund
Financial Statements and Other Important Information
Annual | July 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 24
Notes to Financial Statements 28
Report of Independent Registered Public Accounting Firm 39
Tax Information 40
Changes In and Disagreements with Accountants 41
Results of Meeting(s) of Shareholders 41
Remuneration Paid to Directors, Officers and Others 41
Board Approval of Management and Subadvisory Agreements 41

Putnam Tax-Free Income Trust
Financial Highlights
Putnam Tax-Free High Yield Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.74 $11.23 $11.70 $13.46 $12.67
Income from investment operations
a
:
Net investment income
b
......................... 0.47 0.45 0.42 0.38 0.40
Net realized and unrealized gains (losses) ........... (0.71) 0.49 (0.48) (1.58) 0.79
Total from investment operations .................... (0.24) 0.94 (0.06) (1.20) 1.19
Less distributions from:
Net investment income .......................... (0.46) (0.43) (0.41) (0.37) (0.40)
Net realized gains ............................. — — — (0.19) —
c
Total distributions ............................... (0.46) (0.43) (0.41) (0.56) (0.40)
Net asset value, end of year ....................... $11.04 $11.74 $11.23 $11.70 $13.46
Total return
d
................................... (2.13)% 8.60% (0.36)% (9.11)% 9.59%
Ratios to average net assets
Expenses
e
.................................... 0.91% 0.96% 1.02% 0.87% 0.85%
Net investment income ........................... 4.11% 3.94% 3.75% 2.96% 3.08%
Supplemental data
Net assets , end of year (000’s) ..................... $430,455 $486,954 $495,546 $564,818 $681,458
Portfolio turnover rate ............................ 23% 25% 35% 34% 25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Tax-Free Income Trust
Financial Highlights
Putnam Tax-Free High Yield Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.78 $11.26 $11.74 $13.51 $12.71
Income from investment operations
a
:
Net investment income
b
......................... 0.39 0.36 0.33 0.29 0.30
Net realized and unrealized gains (losses) ........... (0.73) 0.50 (0.48) (1.59) 0.81
Total from investment operations .................... (0.34) 0.86 (0.15) (1.30) 1.11
Less distributions from:
Net investment income .......................... (0.37) (0.34) (0.33) (0.28) (0.31)
Net realized gains ............................. — — — (0.19) —
c
Total distributions ............................... (0.37) (0.34) (0.33) (0.47) (0.31)
Net asset value, end of year ....................... $11.07 $11.78 $11.26 $11.74 $13.51
Total return
d
................................... (2.93)% 7.87% (1.18)% (9.79)% 8.84%
Ratios to average net assets
Expenses
e
.................................... 1.66% 1.71% 1.77% 1.62% 1.60%
Net investment income ........................... 3.36% 3.19% 2.99% 2.20% 2.36%
Supplemental data
Net assets , end of year (000’s) ..................... $8,966 $11,521 $14,699 $18,207 $24,231
Portfolio turnover rate ............................ 23% 25% 35% 34% 25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Tax-Free Income Trust
Financial Highlights
Putnam Tax-Free High Yield Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.80 $11.28 $11.76 $13.53 $12.73
Income from investment operations
a
:
Net investment income
b
......................... 0.51 0.48 0.45 0.41 0.44
Net realized and unrealized gains (losses) ........... (0.73) 0.50 (0.48) (1.58) 0.80
Total from investment operations .................... (0.22) 0.98 (0.03) (1.17) 1.24
Less distributions from:
Net investment income .......................... (0.49) (0.46) (0.45) (0.41) (0.44)
Net realized gains ............................. — — — (0.19) —
c
Total distributions ............................... (0.49) (0.46) (0.45) (0.60) (0.44)
Net asset value, end of year ....................... $11.09 $11.80 $11.28 $11.76 $13.53
Total return .................................... (1.92)% 8.97% (0.15)% (8.90)% 9.95%
Ratios to average net assets
Expenses
d
.................................... 0.64% 0.69% 0.75% 0.60% 0.58%
Net investment income ........................... 4.38% 4.22% 4.03% 3.24% 3.34%
Supplemental data
Net assets , end of year (000’s) ..................... $3,015 $2,791 $1,913 $1,915 $1,680
Portfolio turnover rate ............................ 23% 25% 35% 34% 25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Tax-Free Income Trust
Financial Highlights
Putnam Tax-Free High Yield Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.79 $11.28 $11.76 $13.52 $12.73
Income from investment operations
a
:
Net investment income
b
......................... 0.50 0.48 0.45 0.41 0.43
Net realized and unrealized gains (losses) ........... (0.71) 0.49 (0.49) (1.57) 0.80
Total from investment operations .................... (0.21) 0.97 (0.04) (1.16) 1.23
Less distributions from:
Net investment income .......................... (0.49) (0.46) (0.44) (0.41) (0.44)
Net realized gains ............................. — — — (0.19) —
c
Total distributions ............................... (0.49) (0.46) (0.44) (0.60) (0.44)
Net asset value, end of year ....................... $11.09 $11.79 $11.28 $11.76 $13.52
Total return .................................... (1.86)% 8.85% (0.17)% (8.83)% 9.84%
Ratios to average net assets
Expenses
d
.................................... 0.66% 0.71% 0.77% 0.62% 0.60%
Net investment income ........................... 4.36% 4.19% 4.01% 3.19% 3.32%
Supplemental data
Net assets , end of year (000’s) ..................... $183,399 $187,353 $172,972 $146,016 $189,596
Portfolio turnover rate ............................ 23% 25% 35% 34% 25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Tax-Free Income Trust
Schedule of Investments, July 31, 2025
Putnam Tax-Free High Yield Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 103.9%
Alabama 0.2%
a,b
Baldwin County Industrial Development Authority , Novelis Corp. , Revenue , 144A, 2025
A , Mandatory Put , 5% , 6/01/32 ........................................ $ 1,250,000 $ 1,248,372
Alaska 1.2%
Alaska Industrial Development & Export Authority , Dena' Nena' Henash , Revenue ,
2019 A , 4% , 10/01/44 ............................................... 8,750,000 7,538,289
Arizona 3.3%
Arizona Industrial Development Authority ,
b
BASIS Schools, Inc. Obligated Group, Revenue, 144A, 2017 G, Refunding, 5%,
7/01/37 ........................................................ 1,500,000 1,502,552
KIPP NYC Public Charter Schools, Revenue, 2021 B, 4%, 7/01/51 ............. 2,000,000 1,612,663
b
Industrial Development Authority of the City of Phoenix Arizona (The) ,
BASIS Schools, Inc. Obligated Group, Revenue, 144A, 2015 A, Refunding, 5%,
7/01/35 ........................................................ 1,500,000 1,500,334
BASIS Schools, Inc. Obligated Group, Revenue, 144A, 2016 A, Refunding, 5%,
7/01/35 ........................................................ 1,750,000 1,750,418
BASIS Schools, Inc. Obligated Group, Revenue, 144A, 2016 A, Refunding, 5%,
7/01/46 ........................................................ 750,000 691,485
b
Industrial Development Authority of the County of Pima (The) ,
La Posada at Park Centre, Inc. Obligated Group, Revenue, 144A, 2022 A, 6.25%,
11/15/35 ....................................................... 1,060,000 1,110,819
La Posada at Park Centre, Inc. Obligated Group, Revenue, 144A, 2022 A, 6.75%,
11/15/42 ....................................................... 1,000,000 1,045,858
La Posada at Park Centre, Inc. Obligated Group, Revenue, 144A, 2022 A, 6.875%,
11/15/52 ....................................................... 500,000 514,417
La Posada at Park Centre, Inc. Obligated Group, Revenue, 144A, 2022 A, 7%,
11/15/57 ....................................................... 1,650,000 1,704,466
b
Industrial Development Authority of the County of Yavapai (The) ,
Arizona Agribusiness and Equine Center, Inc., Revenue, 144A, 2012, 5%, 3/01/32 . 1,195,000 1,195,123
Arizona Agribusiness and Equine Center, Inc., Revenue, 144A, 2015 A, Refunding,
5%, 9/01/34 .................................................... 500,000 497,698
Maricopa County Industrial Development Authority ,
b
Grand Canyon University Obligated Group, Revenue, 144A, 2024, 7.375%, 10/01/29 3,700,000 3,821,713
Horizon Community Learning Center, Inc., Revenue, 2016, Refunding, 5%, 7/01/35 1,500,000 1,502,255
Salt Verde Financial Corp. , Revenue , 2007-1 , 5% , 12/01/32 ................... 1,500,000 1,602,333
b
Sierra Vista Industrial Development Authority , American Leadership Academy, Inc. ,
Revenue , 144A, 2024 , 5% , 6/15/64 .................................... 700,000 575,917
20,628,051
Arkansas 0.1%
Arkansas Development Finance Authority , Washington Regional Medical Center ,
Revenue , 2024 , 5% , 2/01/36 ......................................... 825,000 836,121
California 8.6%
b
California Community Housing Agency ,
Aster Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 2/01/56 .......... 3,275,000 2,599,913
Fountains at Emerald Park, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 8/01/56 .. 2,000,000 1,274,269
c
California County Tobacco Securitization Agency , Gold Country Settlement Funding
Corp. , Revenue , 2020 B-2 , Refunding , 5.81%, 6/01/55 ...................... 7,355,000 1,363,371
California Housing Finance Agency ,
Revenue, 2021-1, A, 3.5%, 11/20/35 ................................... 130,602 121,934
b
Found Middle LP, Revenue, 144A, 2024 L, 5.2%, 12/01/27 ................... 2,750,000 2,805,886
b
California Infrastructure & Economic Development Bank ,
a
Desertxpress Enterprises LLC, Revenue, 144A, 2025 A, Refunding, Mandatory Put,
9.5%, 1/01/35 ................................................... 2,100,000 1,873,559

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Tax-Free High Yield Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
California Infrastructure & Economic Development Bank, (continued)
c
WFCS Holdings II LLC, Revenue, 144A, 2021 B, 7.83%, 1/01/61 .............. $ 7,250,000 $ 501,958
b
California Municipal Finance Authority ,
d
Revenue, 144A, FRN, 2025-1, B, 3.536%, 6/20/49 ......................... 1,000,000 595,421
Catalyst Impact Fund 1 LLC, Revenue, 144A, 2024, I, 6%, 1/01/39 ............. 1,700,000 1,712,478
Westside Neighborhood School, Revenue, 144A, 2024, 6.2%, 6/15/54 .......... 600,000 616,065
Westside Neighborhood School, Revenue, 144A, 2024, 6.375%, 6/15/64 ........ 1,100,000 1,134,286
b
California Public Finance Authority ,
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/36 ....................................................... 750,000 724,107
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/46 ....................................................... 500,000 433,431
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/51 ....................................................... 1,000,000 840,724
b
California School Finance Authority , Vista Charter Public Schools Obligated Group ,
Revenue , 144A, 2021 A , 4% , 6/01/61 ................................... 500,000 353,706
City of Sunnyvale , Community Facilities District No. 1 , Special Tax , 2001 , 7.75% ,
8/01/32 ......................................................... 3,035,000 3,044,931
b
CMFA Special Finance Agency I , Mix at CTR City (The) , Revenue , 144A, 2021 A-2 ,
4% , 4/01/56 ...................................................... 3,500,000 2,529,823
b
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-1 , 3% , 8/01/56 .............................................. 2,000,000 1,300,572
b
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim, Revenue, Senior Lien, 144A, 2021 A-2, 3.25%,
4/01/57 ........................................................ 3,200,000 2,200,739
Cameo/Garrison Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 3/01/57 . 2,800,000 1,773,544
Dublin, Revenue, 144A, 2021 B, 4%, 2/01/57 ............................. 1,500,000 1,068,931
Dublin, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 2/01/57 .................. 5,500,000 3,595,233
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-1, 2.875%, 8/01/41 1,405,000 1,236,309
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-2, 3.125%, 8/01/56 3,400,000 2,407,745
Parallel-Anaheim, Revenue, 144A, 2021 A, 4%, 8/01/56 ..................... 4,805,000 4,076,345
Pasadena Portfolio, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 12/01/56 ....... 5,400,000 3,601,500
Davis Joint Unified School District , GO , 2020 , BAM Insured , 3% , 8/01/38 .......... 3,140,000 2,693,326
b
Hastings Campus Housing Finance Authority , Revenue, Senior Lien , 144A, 2020 A ,
5% , 7/01/61 ...................................................... 2,500,000 2,087,520
Long Beach Bond Finance Authority , Revenue , 2007 A , 5.5% , 11/15/37 ........... 2,000,000 2,193,303
c
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-2 , 2 , Refunding , 5.89%, 6/01/54 .... 14,660,000 2,811,666
53,572,595
Colorado 5.4%
Canyons Metropolitan District No. 5 , GO , 2024 B , Refunding , 6.5% , 12/15/54 ...... 700,000 691,893
CCP Metropolitan District No. 3 , GO , 2024 , Refunding , 5% , 12/01/53 ............. 1,175,000 1,091,954
e
City and County of Denver ,
Aviation Airport System, Revenue, 2022 D, Refunding, 5.75%, 11/15/37 ......... 2,500,000 2,737,916
Aviation Airport System, Revenue, 2022 D, Refunding, 5.75%, 11/15/38 ......... 3,175,000 3,448,263
Colorado Health Facilities Authority ,
BSLC II Obligated Group, Revenue, Second Tier, 2025, 5.625%, 9/15/59 ........ 650,000 612,631
Christian Living Neighborhoods Obligated Group, Revenue, 2016, Refunding, 5%,
1/01/31 ........................................................ 2,000,000 2,005,913
Christian Living Neighborhoods Obligated Group, Revenue, 2019, Refunding, 4%,
1/01/38 ........................................................ 550,000 492,904
Christian Living Neighborhoods Obligated Group, Revenue, 2021, Refunding, 4%,
1/01/42 ........................................................ 1,000,000 835,724
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/44 1,750,000 1,714,701

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Tax-Free High Yield Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
Covenant Living Communities and Services Obligated Group, Revenue, 2020 A,
Refunding, 4%, 12/01/50 ........................................... $ 1,700,000 $ 1,343,123
Frasier Meadows Manor, Inc. Obligated Group, Revenue, 2017 A, Refunding, 5.25%,
5/15/37 ........................................................ 1,000,000 1,008,489
Frasier Meadows Manor, Inc. Obligated Group, Revenue, 2017 A, Refunding, 5.25%,
5/15/47 ........................................................ 250,000 238,775
c
E-470 Public Highway Authority , Revenue , 2010 A , 4.86%, 9/01/41 .............. 1,000,000 466,344
b
Plaza Metropolitan District No. 1 , Tax Allocation , 144A, 2013 , Refunding , 5% , 12/01/40 3,000,000 2,934,252
Prairie Center Metropolitan District No. 3 , GO , 2024 A , Refunding , 5.875% , 12/15/46 . 2,100,000 2,149,197
Raindance Metropolitan District No. 1 ,
Non-Potable Water System, Revenue, 2020, 5%, 12/01/40 ................... 624,000 585,846
Non-Potable Water System, Revenue, 2020, 5.25%, 12/01/50 ................ 1,375,000 1,256,854
Rampart Range Metropolitan District No. 5 , Revenue , 2021 , 4% , 12/01/51 ......... 2,000,000 1,554,967
Sky Dance Metropolitan District No. 2 , GO , 2024 A , 6% , 12/01/54 ............... 790,000 776,451
Southlands Metropolitan District No. 1 ,
GO, 2017 A-1, Refunding, 5%, 12/01/37 ................................. 500,000 489,251
GO, 2017 A-1, Refunding, 5%, 12/01/47 ................................. 1,745,000 1,596,208
b
STC Metropolitan District No. 2 , GO, Second Lien , 144A, 2025 A-2 , Refunding , 6.25% ,
12/01/55 ........................................................ 500,000 504,149
Sterling Ranch Community Authority Board , Sterling Ranch Metropolitan District No. 1 ,
Special Assessment , 2024 , 5.625% , 12/01/43 ............................. 626,000 617,025
b
Sunset Parks Metropolitan District , GO , 144A, 2024 A , 5.125% , 12/01/54 ......... 1,410,000 1,286,445
Trails at Crowfoot Metropolitan District No. 3 , GO , 2024 B , Refunding ,
6.875% , 12/15/52 .................................................. 700,000 690,499
Village Metropolitan District (The) ,
GO, 2020, Refunding, 5%, 12/01/40 .................................... 1,000,000 989,527
GO, 2020, Refunding, 5%, 12/01/49 .................................... 1,250,000 1,189,347
Windler Public Improvement Authority , Revenue , 2021 A-1 , 4.125% , 12/01/51 ...... 1,000,000 731,236
34,039,884
Connecticut 0.5%
Connecticut State Health & Educational Facilities Authority ,
b
Church Home of Hartford Obligated Group, Revenue, 144A, 2016 A, 5%, 9/01/46 .. 1,000,000 902,446
Masonicare Corp. Obligated Group, Revenue, F, Refunding, 5%, 7/01/33 ........ 1,500,000 1,502,138
Stamford Housing Authority ,
TJH Senior Living LLC Obligated Group, Revenue, 2025 A, Refunding, 6.375%,
10/01/45 ....................................................... 185,000 184,321
TJH Senior Living LLC Obligated Group, Revenue, 2025 A, Refunding, 6.5%,
10/01/55 ....................................................... 235,000 231,508
TJH Senior Living LLC Obligated Group, Revenue, 2025 A, Refunding, 6.25%,
10/01/60 ....................................................... 170,000 160,485
2,980,898
Delaware 1.1%
Delaware State Economic Development Authority ,
ASPIRA of Delaware Charter Operations, Inc., Revenue, 2016 A, 5%, 6/01/36 .... 700,000 698,569
ASPIRA of Delaware Charter Operations, Inc., Revenue, 2016 A, 5%, 6/01/46 .... 1,820,000 1,625,942
b
Town of Bridgeville , Heritage Shores Special Development District , Special Tax , 144A,
2024 , 5.625% , 7/01/53 .............................................. 1,530,000 1,503,400
b
Town of Millsboro ,
Plantation Lakes Special Development District, Special Tax, 144A, 2018, Refunding,
5.125%, 7/01/38 ................................................. 1,492,000 1,448,813

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Tax-Free High Yield Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Delaware (continued)
b
Town of Millsboro, (continued)
Plantation Lakes Special Development District, Special Tax, 144A, 2018, Refunding,
5.25%, 7/01/48 .................................................. $ 1,996,000 $ 1,835,176
7,111,900
Florida 11.6%
Bella Collina Community Development District ,
Special Assessment, 2024, 5%, 5/01/44 ................................. 680,000 637,684
Special Assessment, 2024, 5.3%, 5/01/55 ............................... 915,000 849,137
Capital Projects Finance Authority ,
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/33 ...... 2,000,000 2,081,088
b,c
PRG - UnionWest Properties LLC, Revenue, 144A, 2024 B, 5.922%, 6/01/62 ..... 17,800,000 2,426,288
b
PRG - UnionWest Properties LLC, Revenue, Senior Lien, 144A, 2024 A-1, 5%,
6/01/54 ........................................................ 500,000 453,966
b
PRG - UnionWest Properties LLC, Revenue, Senior Lien, 144A, 2024 A-1, 5%,
6/01/58 ........................................................ 1,250,000 1,128,595
Capital Trust Agency, Inc. ,
Liza Jackson Preparatory School, Inc., Revenue, 2020 A, 5%, 8/01/40 .......... 300,000 291,296
Liza Jackson Preparatory School, Inc., Revenue, 2020 A, 5%, 8/01/55 .......... 1,000,000 891,629
c
WFCS Holdings LLC, Revenue, 2020 B, 7.93%, 1/01/60 ..................... 6,000,000 433,345
b
Capital Trust Authority , Madrone Florida Tech Student Housing I LLC , Revenue , 144A,
2025 A , 5.25% , 7/01/55 ............................................. 390,000 359,553
b
Cedar Crossings Community Development District , Special Assessment , 144A, 2025 ,
5.5% , 5/01/55 .................................................... 370,000 338,216
c
City of Tampa ,
State of Florida Cigarette Tax, Revenue, 2020 A, 5.13%, 9/01/40 .............. 850,000 399,873
State of Florida Cigarette Tax, Revenue, 2020 A, 5.26%, 9/01/41 .............. 1,000,000 438,661
State of Florida Cigarette Tax, Revenue, 2020 A, 5.61%, 9/01/45 .............. 2,000,000 667,808
b
City of Venice , Southwest Florida Retirement Center, Inc. Obligated Group , Revenue ,
144A, 2024 A , 5.625% , 1/01/60 ....................................... 625,000 579,633
County of Lake , Waterman Communities, Inc. , Revenue , 2020 A , Refunding , 5.75% ,
8/15/55 ......................................................... 1,750,000 1,570,523
b
County of Palm Beach ,
Provident Group - LU Properties LLC, Revenue, 144A, 2021 A, 5%, 6/01/57 ...... 1,045,000 866,193
Provident Group-PBAU Properties LLC, Revenue, 144A, 2019 A, 5%, 4/01/39 .... 500,000 485,973
Cypress Bluff Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.55% , 5/01/55 .................................... 1,500,000 1,402,673
Cypress Creek Reserve Community Development District ,
Assessment Area 1, Special Assessment, 2025, 5.75%, 5/01/45 ............... 100,000 99,379
Assessment Area 1, Special Assessment, 2025, 6%, 5/01/56 ................. 150,000 148,458
f
East Nassau Stewardship District , Special Assessment , 2025 , 6.25% , 5/01/56 ...... 950,000 951,026
Florida Development Finance Corp. ,
b
Revenue, 144A, 2021 A, 4%, 7/01/51 ................................... 2,250,000 1,723,937
Shands Jacksonville Medical Center Obligated Group, Revenue, 2022 A, Refunding,
5%, 2/01/52 .................................................... 3,500,000 3,158,928
Florida Higher Educational Facilities Financing Authority , St. Leo University, Inc.
Obligated Group , Revenue , 2019 , Refunding , 5% , 3/01/49 ................... 2,000,000 1,403,113
b
Florida Local Government Finance Commission , BridgePrep Academy, Inc. Obligated
Group , Revenue , 144A, 2025 A , 6.125% , 6/15/65 .......................... 3,100,000 3,001,830
Fox Branch Ranch Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.4% , 5/01/55 ..................................... 490,000 453,174
Gardens at Hammock Beach Community Development District ,
Assessment Area 1, Special Assessment, 2024-1, 5.375%, 5/01/44 ............ 305,000 294,089
Assessment Area 1, Special Assessment, 2024-1, 5.65%, 5/01/54 ............. 525,000 500,662

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Tax-Free High Yield Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
b
Gas Worx Community Development District ,
Special Assessment, 144A, 2025, 5%, 5/01/36 ............................ $ 100,000 $ 100,462
Special Assessment, 144A, 2025, 5.75%, 5/01/45 ......................... 100,000 97,885
Special Assessment, 144A, 2025, 6%, 5/01/57 ............................ 265,000 257,529
GIR East Community Development District ,
Assessment Area 1, Special Assessment, 2025, 5.3%, 5/01/45 ................ 700,000 652,685
Assessment Area 1, Special Assessment, 2025, 5.5%, 5/01/55 ................ 1,325,000 1,211,178
Governors Park South Community Development District ,
Assessment Area 1, Special Assessment, 2025, 5.4%, 5/01/45 ................ 600,000 569,080
Assessment Area 1, Special Assessment, 2025, 5.65%, 5/01/55 ............... 875,000 819,955
b
Hammock Oaks Community Development District ,
Assessment Area 3, Special Assessment, 144A, 2025, 5.55%, 5/01/45 .......... 150,000 144,546
Assessment Area 3, Special Assessment, 144A, 2025, 5.75%, 5/01/55 .......... 200,000 190,407
Hobe-St. Lucie Conservancy District , Unit of Development No. 1A , Special
Assessment , 2024 , 5.875% , 5/01/55 ................................... 1,000,000 977,142
b
K-Bar Ranch III Community Development District ,
Special Assessment, 144A, 2025, 5.875%, 5/01/45 ......................... 235,000 236,280
Special Assessment, 144A, 2025, 6.125%, 5/01/55 ......................... 260,000 261,235
Kings Creek I Community Development District ,
Assessment Area 1, Special Assessment, 2025, 5.75%, 5/01/45 ............... 100,000 97,771
Assessment Area 1, Special Assessment, 2025, 6%, 5/01/55 ................. 225,000 218,581
Kingston One Community Development District ,
Assessment Area 1 - 2025 Project, Special Assessment, 2025, 5.75%, 5/01/45 .... 350,000 344,193
Assessment Area 1 - 2025 Project, Special Assessment, 2025, 6%, 5/01/57 ...... 800,000 783,969
Lakewood Ranch Stewardship District ,
b
Assessment Northeast Sector Project Phase 2B, Special Assessment, 144A, 2020,
Refunding, 4%, 5/01/50 ............................................ 500,000 391,959
Assessments, Special Assessment, 2024, 4.625%, 5/01/31 .................. 185,000 187,733
Assessments, Special Assessment, 2024, 5.3%, 5/01/44 .................... 485,000 470,008
Assessments, Special Assessment, 2024, 5.55%, 5/01/54 ................... 530,000 508,004
Assessments, Special Assessment, 2024, 5.5%, 5/01/55 .................... 760,000 715,448
Northeast Sector Phase 1B, Special Assessment, 2018, 5.3%, 5/01/39 .......... 1,250,000 1,251,104
Villages Lakewood Ranch South, Special Assessment, 2016, 5%, 5/01/36 ....... 730,000 733,194
Landings Community Development District , Special Assessment , 2024 , 5.8% , 5/01/55 850,000 809,444
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2024 C , 5% , 11/15/54 ............................................... 500,000 454,652
b
Lowery Hills Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2025 , 5.625% , 5/01/45 ............................... 725,000 686,307
Miami-Dade County Industrial Development Authority , Pinecrest Academy Obligated
Group , Revenue , 2014 , 5% , 9/15/34 .................................... 2,195,000 2,195,036
Middleton Community Development District A ,
Special Assessment, 2024, 4.75%, 5/01/55 .............................. 1,595,000 1,437,741
Phase I, Special Assessment, 2022, 6.2%, 5/01/53 ......................... 1,345,000 1,383,744
b
Northridge Community Development District ,
Assessment Area 1, Special Assessment, 144A, 2025, 5.75%, 5/01/45 .......... 275,000 268,557
Assessment Area 1, Special Assessment, 144A, 2025, 6%, 5/01/55 ............ 275,000 267,518
Orange County Health Facilities Authority , Orlando Health Obligated Group , Revenue ,
2022 , 4% , 10/01/52 ................................................ 7,735,000 6,373,715
Palermo Community Development District , Assessment Area 2 , Special Assessment ,
2025 , 5.5% , 6/15/55 ................................................ 600,000 586,025
b
Peace Creek Village Community Development District , Special Assessment , 144A,
2025 , 5.6% , 5/01/45 ................................................ 710,000 673,205
Pinellas County Industrial Development Authority , Drs Kiran & Pallavi Patel 2017
Foundation for Global Understanding, Inc. , Revenue , 2019 , 5% , 7/01/39 ......... 2,770,000 2,658,995

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Tax-Free High Yield Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Ranches at Lake Mcleod Community Development District , Assessment Area 2 ,
Special Assessment , 2025 , 5.65% , 6/15/55 .............................. $ 590,000 $ 555,813
River Landing Community Development District , Assessments , Special Assessment ,
2025 , 5.45% , 5/01/55 ............................................... 560,000 521,064
Sarasota County Health Facilities Authority ,
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 1/01/30 ............................................ 750,000 757,658
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 1/01/31 ............................................ 1,285,000 1,295,779
b
Seminole County Industrial Development Authority , Galileo School Foundation, Inc.
(The) , Revenue , 144A, 2021 A , 4% , 6/15/51 .............................. 830,000 618,979
b
Solaeris Community Development District ,
Assessment Area 2, Special Assessment, 144A, 2025, 6%, 5/01/45 ............ 175,000 172,546
Assessment Area 2, Special Assessment, 144A, 2025, 6.3%, 5/01/56 ........... 320,000 315,960
St. Johns County Industrial Development Authority ,
Life Care Ponte Vedra Obligated Group, Revenue, 2021 A, Refunding, 4%, 12/15/36 400,000 352,423
Life Care Ponte Vedra Obligated Group, Revenue, 2021 A, Refunding, 4%, 12/15/41 750,000 603,687
Life Care Ponte Vedra Obligated Group, Revenue, 2021 A, Refunding, 4%, 12/15/50 750,000 525,720
Terra Lago Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 5.625% , 5/01/45 .............................................. 250,000 240,823
Tolomato Community Development District ,
Assessment Area, Special Assessment, 2024, 4.8%, 5/01/44 ................. 880,000 805,830
Assessment Area, Special Assessment, 2024, 5.125%, 5/01/54 ............... 360,000 324,813
Verano No. 4 Community Development District , Astor Creek Phase 2 Assessment Area ,
Special Assessment , 2025 , 6% , 5/01/55 ................................. 375,000 372,354
Village Community Development District No. 13 ,
b
Phase II, Special Assessment, 144A, 2020, 3.5%, 5/01/51 ................... 3,820,000 2,752,175
Phase III, Special Assessment, 2021, 3.25%, 5/01/52 ....................... 1,450,000 984,052
b
Village Community Development District No. 15 ,
Special Assessment, 144A, 2024, 4.8%, 5/01/55 .......................... 800,000 714,036
Phase I, Special Assessment, 144A, 2023, 4.85%, 5/01/38 ................... 990,000 995,689
b
West Port East Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2025 , 6% , 5/01/55 .................................. 550,000 539,426
b,f
Westview South Community Development District , Special Assessment , 144A, 2025 ,
6.2% , 5/01/55 .................................................... 625,000 625,669
Woodcreek Community Development District , Assessment Area 2 , Special
Assessment , 2025 , 5.5% , 5/01/55 ..................................... 500,000 454,519
b
Woodland Crossing Community Development District ,
Special Assessment, 144A, 2025, 5.875%, 5/01/45 ......................... 115,000 113,045
Special Assessment, 144A, 2025, 6.125%, 5/01/56 ......................... 240,000 235,464
b
Woodland Preserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2025 , 5.5% , 5/01/55 ................................ 500,000 465,420
72,394,961
Georgia 1.1%
DeKalb County Development Authority ,
GLOBE Academy, Inc. (The), Revenue, 2024 A, 5%, 6/01/55 ................. 400,000 357,232
GLOBE Academy, Inc. (The), Revenue, 2024 A, 5%, 6/01/63 ................. 800,000 694,284
Development Authority of Cobb County (The) ,
Kennesaw State University Real Estate Obligated Group 2015 ABC, Revenue, Junior
Lien, C, 5%, 7/15/30 .............................................. 1,175,000 1,175,598
Kennesaw State University Real Estate Obligated Group 2015 ABC, Revenue, Junior
Lien, C, 5%, 7/15/38 .............................................. 1,205,000 1,147,940

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Tax-Free High Yield Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
b
George L Smith II Congress Center Authority , Signia Hotel Management LLC , Revenue,
Second Tier , 144A, 2021 B , 5% , 1/01/54 ................................. $ 3,970,000 $ 3,507,361
6,882,415
Illinois 4.9%
Chicago Board of Education ,
b
GO, 144A, 2017 A, Refunding, 7%, 12/01/46 ............................. 1,500,000 1,541,591
GO, 2017 H, 5%, 12/01/36 ........................................... 4,600,000 4,464,979
Chicago Midway International Airport ,
Revenue, Senior Lien, 2023 A, Refunding, BAM Insured, 5.75%, 1/01/48 ........ 2,000,000 2,084,688
Revenue, Senior Lien, 2023 C, Refunding, 5%, 1/01/38 ..................... 2,000,000 2,061,303
City of Chicago ,
GO, 2019 A, 5% , 1/01/44 ............................................ 2,000,000 1,876,478
GO, 2021 A, Refunding, 4%, 1/01/36 ................................... 3,150,000 2,957,506
GO, 2021 B, Refunding, 4%, 1/01/38 ................................... 7,553,000 6,824,257
b
Lakeshore East Special Assessment Area, Special Assessment, 144A, 2022,
Refunding, 2.87%, 12/01/27 ........................................ 228,000 221,884
b
Lakeshore East Special Assessment Area, Special Assessment, 144A, 2022,
Refunding, 3.2%, 12/01/29 ......................................... 300,000 288,751
b
Lakeshore East Special Assessment Area, Special Assessment, 144A, 2022,
Refunding, 3.29%, 12/01/30 ........................................ 325,000 310,620
b
Lakeshore East Special Assessment Area, Special Assessment, 144A, 2022,
Refunding, 3.45%, 12/01/32 ........................................ 275,000 257,235
Du Page County Special Service Area No. 31 , Monarch Landing, Inc. , Special Tax ,
2006 , 5.625% , 3/01/36 .............................................. 596,000 586,584
Illinois Finance Authority ,
CHF-Chicago LLC, Revenue, 2017 A, 5%, 2/15/47 ......................... 5,500,000 5,007,885
b
Navy Pier, Inc. Obligated Group, Revenue, 144A, 2024 B, Refunding, 5%, 10/01/44 750,000 691,344
b
Navy Pier, Inc. Obligated Group, Revenue, 144A, 2024 B, Refunding, 5%, 10/01/49 1,000,000 900,865
Rosalind Franklin University of Medicine and Science, Revenue, 2017 A, Refunding,
5%, 8/01/34 .................................................... 650,000 659,876
Southern Illinois Healthcare Obligated Group, Revenue, 2017 C, Refunding, 5%,
3/01/33 ........................................................ 200,000 201,906
30,937,752
Indiana 0.2%
Indiana Finance Authority , CHF - Tippecanoe LLC , Revenue , 2023 A , 5.125% , 6/01/58 1,150,000 1,089,140
Iowa 0.8%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group, Revenue, 2023 B, Refunding, 7.5%,
5/15/53 ........................................................ 1,400,000 1,531,404
Lifespace Communities, Inc. Obligated Group, Revenue, 2024 A, Refunding, 5.125%,
5/15/59 ........................................................ 3,500,000 3,188,115
4,719,519
Kansas 0.1%
Wyandotte County-Kansas City Unified Government , Revenue , 2018 , 4.5% , 6/01/40 . 875,000 826,752
Kentucky 0.4%
Kentucky Economic Development Finance Authority ,
Masonic Homes of Kentucky, Inc. Obligated Group, Revenue, 2016 A, Refunding,
5%, 5/15/36 .................................................... 2,000,000 1,807,567

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Tax-Free High Yield Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky (continued)
Kentucky Economic Development Finance Authority, (continued)
Owensboro Health, Inc. Obligated Group, Revenue, 2017 A, Refunding, 5.25%,
6/01/41 ........................................................ $ 375,000 $ 374,186
2,181,753
Louisiana 1.1%
b
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
Christwood Obligated Group, Revenue, 144A, 2024, Refunding, 5%, 11/15/44 .... 765,000 690,723
Christwood Obligated Group, Revenue, 144A, 2024, Refunding, 5.25%, 11/15/59 .. 1,150,000 1,002,184
Louisiana Public Facilities Authority ,
b
Acadiana Renaissance Charter Academy, Revenue, 144A, 2025, 6%, 6/15/59 .... 325,000 311,239
Calcasieu Bridge Partners LLC, Revenue, Senior Lien, 2024, 5.5%, 9/01/59 ...... 2,400,000 2,391,289
Calcasieu Bridge Partners LLC, Revenue, Senior Lien, 2024, 5.75%, 9/01/64 ..... 1,100,000 1,117,556
Ochsner Clinic Foundation Obligated Group, Revenue, 2025 A, Refunding, 5.5%,
5/15/55 ........................................................ 1,355,000 1,377,088
6,890,079
Maine 0.2%
a,b
Finance Authority of Maine , Casella Waste Systems, Inc. , Revenue , 144A, 2015 ,
Mandatory Put , 5.125% , 8/01/25 ...................................... 1,000,000 1,000,000
Maryland 1.7%
City of Brunswick , Brunswick Crossing Special Taxing District , Special Tax , 2019 ,
Refunding , 5% , 7/01/36 ............................................. 998,000 1,002,111
City of Westminster , Lutheran Village at Miller's Grant, Inc. Obligated Group (The) ,
Revenue , 2014 A , 6% , 7/01/34 ........................................ 695,000 695,260
b
County of Frederick , Mount St. Mary's University, Inc. , Revenue , 144A, 2017 A ,
Refunding , 5% , 9/01/37 ............................................. 500,000 476,892
b
County of Prince George's ,
Westphalia Town Center Development District, Tax Allocation, 144A, 2018, 5.125%,
7/01/39 ........................................................ 300,000 297,979
Westphalia Town Center Development District, Tax Allocation, 144A, 2018, 5.25%,
7/01/48 ........................................................ 2,000,000 1,969,769
Maryland Economic Development Corp. ,
City of Baltimore Port Covington Development District, Tax Allocation, 2020, 4%,
9/01/50 ........................................................ 1,250,000 992,957
Morgan View & Thurgood Marshall Student Housing, Revenue, 2022 A, 6%, 7/01/58 5,025,000 5,225,204
10,660,172
Massachusetts 0.7%
Collegiate Charter School of Lowell , Revenue , 2019 , 5% , 6/15/49 ............... 2,290,000 2,082,580
Massachusetts Development Finance Agency ,
b,g
Adventcare Obligated Group, Revenue, 144A, 2007, 6.65%, 10/15/28 .......... 2,035,000 20
Lasell University, Revenue, 2021, Refunding, 4%, 7/01/45 ................... 750,000 575,377
Lasell University, Revenue, 2021, Refunding, 4%, 7/01/50 ................... 2,615,000 1,921,040
4,579,017
Michigan 2.1%
City of Detroit ,
GO, 2018, 5%, 4/01/36 ............................................. 1,400,000 1,424,047
GO, 2018, 5%, 4/01/37 ............................................. 350,000 354,797
GO, 2021 A, 4%, 4/01/40 ............................................ 1,120,000 1,011,836
GO, B-1, 4%, 4/01/44 ............................................... 4,549,005 3,542,194
Detroit Downtown Development Authority , Catalyst Development Area , Tax Allocation ,
2024 , Refunding , 5% , 7/01/48 ........................................ 2,780,000 2,762,104

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Tax-Free High Yield Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Finance Authority ,
Aquinas College, Revenue, 2021, Refunding, 5%, 5/01/46 ................... $ 1,000,000 $ 724,791
Lawrence Technological University Obligated Group, Revenue, 2017, Refunding, 5%,
2/01/37 ........................................................ 1,080,000 1,070,940
Lawrence Technological University Obligated Group, Revenue, 2017, Refunding, 5%,
2/01/47 ........................................................ 600,000 532,829
Michigan State Housing Development Authority , Revenue , 2021 A , 2.73% , 10/01/59 . 2,500,000 1,489,799
12,913,337
Minnesota 1.3%
b
City of Eagan , Great Oaks Academy , Revenue , 144A, 2025 A , 6.5% , 2/01/65 ....... 700,000 653,881
City of Forest Lake , Lakes International Language Academy , Revenue , 2019 A , 5.25% ,
8/01/43 ......................................................... 615,000 590,537
City of Ham Lake ,
DaVinci Academy of Arts and Science, Revenue, 2016 A, 5%, 7/01/47 .......... 1,000,000 822,502
Parnassus Preparatory School, Revenue, 2016 A, 5%, 11/01/36 ............... 1,500,000 1,491,524
City of Ramsey , PACT Charter School , Revenue , 2022 A , Refunding , 5% , 6/01/32 ... 1,350,000 1,315,830
Housing & Redevelopment Authority of the City of St. Paul Minnesota , Hmong College
Prep Academy , Revenue , 2020 A , Refunding , 5% , 9/01/55 ................... 2,750,000 2,398,665
Minnesota Higher Education Facilities Authority , Augsburg University , Revenue , 2016 A ,
5% , 5/01/46 ...................................................... 1,000,000 662,732
Township of Baytown , St. Croix Preparatory Academy , Revenue , 2016 A , Refunding ,
4% , 8/01/36 ...................................................... 400,000 359,586
8,295,257
Missouri 2.6%
Health & Educational Facilities Authority of the State of Missouri ,
BJC Healthcare Obligated Group, Revenue, 2021 A, Refunding, 4%, 7/01/46 ..... 2,500,000 2,168,986
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 A, Refunding,
4%, 5/01/38 .................................................... 930,000 758,347
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 A, Refunding,
4%, 5/01/43 .................................................... 3,965,000 2,950,515
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 B, Refunding,
4%, 5/01/45 .................................................... 3,500,000 2,514,874
Industrial Development Authority of the City of St. Louis Missouri (The) , Revenue , 2017
A , Refunding , 4.75% , 11/15/47 ........................................ 1,625,000 1,373,441
Plaza at Noah's Ark Community Improvement District ,
Revenue, 2021, Refunding, 3%, 5/01/30 ................................. 725,000 687,523
Revenue, 2021, Refunding, 3.125%, 5/01/35 ............................. 500,000 431,505
St. Louis County Industrial Development Authority , Friendship Village St. Louis
Obligated Group , Revenue , 2018 A , 5.25% , 9/01/53 ........................ 6,000,000 5,489,674
16,374,865
Nevada 0.5%
City of Las Vegas ,
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/35 ... 620,000 621,500
Special Improvement District No. 816, Special Assessment, 2021, 3.125%, 6/01/51 1,410,000 922,938
Special Improvement District Nos. 808 & 810, Special Assessment, 2014, Refunding,
5%, 6/01/30 .................................................... 795,000 795,282
City of North Las Vegas , Special Improvement District No. 64 Valley Vista , Special
Assessment , 2019 , 4.5% , 6/01/39 ..................................... 615,000 576,789
City of Sparks , Special Improvement District No. 1 , Special Assessment , 2024 , 5.125% ,
6/01/54 ......................................................... 500,000 462,808
3,379,317

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Tax-Free High Yield Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Hampshire 1.4%
New Hampshire Business Finance Authority ,
Revenue, 2024-2, A, 3.625%, 8/20/39 .................................. $ 3,771,032 $ 3,436,179
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.125%, 8/15/40 .............. 1,475,000 1,266,784
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.25%, 8/15/46 ............... 1,650,000 1,343,858
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.5%, 8/15/55 ................ 3,495,000 2,755,612
8,802,433
New Jersey 1.3%
Camden County Improvement Authority (The) , KIPP Cooper Norcross Obligated Group ,
Revenue , 2022 , 6% , 6/15/62 ......................................... 3,000,000 3,057,088
New Jersey Economic Development Authority ,
North Star Academy Charter School of Newark, Inc., Revenue, 2017, 5%, 7/15/32 . 1,000,000 1,021,348
UMM Energy Partners LLC, Revenue, 2012 A, 5%, 6/15/37 .................. 1,000,000 983,477
United Airlines, Inc., Revenue, 2000 B, 5.625%, 11/15/30 .................... 1,000,000 1,001,050
United Airlines, Inc., Revenue, 2003, 5.5%, 6/01/33 ........................ 2,000,000 2,001,981
8,064,944
New Mexico 0.2%
City of Santa Fe , El Castillo Retirement Residences Obligated Group , Revenue , 2019
A , 5% , 5/15/49 .................................................... 1,200,000 1,053,527
New York 10.1%
b
Build NYC Resource Corp. , NEW World Preparatory Charter School , Revenue , 144A,
2021 A , 4% , 6/15/51 ................................................ 500,000 370,756
b
Monroe County Industrial Development Corp. , True North Rochester Prep Charter
School , Revenue , 144A, 2020 A , 5% , 6/01/59 ............................. 540,000 482,555
e
New York City Transitional Finance Authority , Future Tax Secured , 2026 A-1 , 5.5% ,
5/01/50 ......................................................... 12,500,000 13,171,014
New York Liberty Development Corp. ,
Revenue, 2021 A, Refunding, 2.875%, 11/15/46 ........................... 2,650,000 1,767,638
Revenue, 2021 A, Refunding, 3%, 11/15/51 .............................. 6,025,000 4,038,085
b
3 World Trade Center LLC, Revenue, 144A, 2014, 2, Refunding, 5.375%, 11/15/40 . 1,250,000 1,233,507
7 World Trade Center II LLC, Revenue, 2022 A, 1, Refunding, 3%, 9/15/43 ....... 5,450,000 4,127,646
7 World Trade Center II LLC, Revenue, 2022 A, 1, Refunding, 3.125%, 9/15/50 ... 425,000 297,673
e
New York State Thruway Authority , State of New York Personal Income Tax , Revenue ,
2022 C , 5% , 3/15/54 ............................................... 7,300,000 7,311,953
New York Transportation Development Corp. ,
American Airlines, Inc., Revenue, 2021, Refunding, 3%, 8/01/31 ............... 1,150,000 1,057,079
Delta Air Lines, Inc., Revenue, 2018, 4%, 1/01/36 .......................... 4,405,000 4,096,700
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/40 ......................... 2,000,000 1,967,905
Delta Air Lines, Inc., Revenue, 2023, 5.625%, 4/01/40 ...................... 2,200,000 2,257,484
JFK NTO LLC, Revenue, 2023, 6%, 6/30/54 .............................. 4,400,000 4,471,378
JFK NTO LLC, Revenue, 2025, 6%, 6/30/55 .............................. 5,500,000 5,654,974
b
Oneida Indian Nation of New York , Revenue , 144A, 2024 A , 8% , 9/01/40 .......... 2,250,000 2,300,535
e
Port Authority of New York & New Jersey , Revenue , 218th , 5% , 11/01/49 .......... 4,485,000 4,359,213
Suffolk Regional Off-Track Betting Co. , Revenue , 2024 , 6% , 12/01/53 ............ 2,730,000 2,777,833
Suffolk Tobacco Asset Securitization Corp. , Revenue , 2021 A-2 , Refunding , 4% ,
6/01/50 ......................................................... 1,700,000 1,393,622
63,137,550
North Carolina 1.2%
North Carolina Medical Care Commission ,
Lutheran Retirement Ministries of Alamance County Obligated Group, Revenue, 2019
A, 5%, 1/01/49 .................................................. 2,970,000 2,743,524
Lutheran Services for the Aging, Inc. Obligated Group, Revenue, 2021 C, Refunding,
4%, 3/01/42 .................................................... 2,500,000 2,142,232

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Tax-Free High Yield Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Medical Care Commission, (continued)
Maryfield, Inc. Obligated Group, Revenue, 2020 A, 5%, 10/01/50 .............. $ 1,500,000 $ 1,291,515
Southminster, Inc. Obligated Group, Revenue, 2016, Refunding, 5%, 10/01/37 .... 1,590,000 1,590,748
7,768,019
North Dakota 0.2%
City of Horace , GO , 2024 C , Refunding , 5% , 5/01/50 ......................... 1,500,000 1,399,535
Ohio 4.2%
Buckeye Tobacco Settlement Financing Authority ,
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 3%, 6/01/48 .................. 4,870,000 3,258,910
Revenue, Senior Lien, 2020 B-2, 2, Refunding, 5%, 6/01/55 .................. 9,650,000 7,849,612
City of Centerville , Graceworks Lutheran Services Obligated Group , Revenue , 2017 ,
Refunding , 5.25% , 11/01/47 .......................................... 2,000,000 1,721,405
Cleveland-Cuyahoga County Port Authority ,
Playhouse Square Foundation, Revenue, 2018, Refunding, 5.25%, 12/01/38 ..... 1,065,000 1,066,652
Playhouse Square Foundation, Revenue, 2018, Refunding, 5.5%, 12/01/43 ...... 500,000 498,141
County of Hamilton , Life Enriching Communities Obligated Group , Revenue , 2017 A ,
5% , 1/01/52 ...................................................... 785,000 704,365
County of Washington , Marietta Area Health Care, Inc. Obligated Group , Revenue ,
2022 , Refunding , 6.75% , 12/01/52 ..................................... 750,000 771,771
b
Hickory Chase Community Authority , Revenue, Senior Lien , 144A, 2019 A , Refunding ,
5% , 12/01/40 ..................................................... 1,335,000 1,289,333
Ohio Higher Educational Facility Commission ,
Capital University, Revenue, 2022, Refunding, 6%, 9/01/52 .................. 1,475,000 1,446,186
Cleveland Institute of Art (The), Revenue, 2018, 5.25%, 12/01/48 .............. 750,000 632,160
Cleveland Institute of Music (The), Revenue, 2022, 5.125%, 12/01/42 ........... 3,490,000 3,442,997
Cleveland Institute of Music (The), Revenue, 2022, 5.375%, 12/01/52 ........... 3,300,000 3,206,089
Southeastern Ohio Port Authority , Marietta Area Health Care, Inc. Obligated Group ,
Revenue , 2015 , Refunding , 5.5% , 12/01/43 .............................. 235,000 203,600
26,091,221
Oklahoma 0.0%
†
Tulsa Municipal Airport Trust Trustees , American Airlines, Inc. , Revenue , 2025 ,
Refunding , 6.25% , 12/01/35 .......................................... 110,000 121,544
Oregon 2.4%
Clackamas County Hospital Facility Authority , Rose Villa, Inc. Obligated Group ,
Revenue , 2020 A , Refunding , 5.375% , 11/15/55 ........................... 1,000,000 889,831
Port of Portland , Airport , Revenue , 27 A , 4% , 7/01/50 ........................ 15,710,000 13,029,305
b
Warm Springs Reservation Confederated Tribe ,
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/32 ......................... 360,000 383,201
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/39 ......................... 700,000 721,740
15,024,077
Pennsylvania 3.5%
Chester County Industrial Development Authority ,
Collegium Charter School, Revenue, 2017 A, 5.125%, 10/15/37 ............... 1,200,000 1,134,933
University Student Housing LLC, Revenue, 2013 A, 5%, 8/01/45 ............... 2,200,000 1,939,402
Cumberland County Municipal Authority , Asbury Pennsylvania Obligated Group ,
Revenue , 2019 , Refunding , 5% , 1/01/45 ................................. 1,000,000 860,227
Dallas Area Municipal Authority , Misericordia University , Revenue , 2019 , Refunding ,
5% , 5/01/48 ...................................................... 3,600,000 3,031,299
Lancaster County Hospital Authority , Moravian Manors Obligated Group , Revenue ,
2019 A , 5% , 6/15/49 ................................................ 4,705,000 3,865,304

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Tax-Free High Yield Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Lancaster Industrial Development Authority , Willow Valley Communities Obligated
Group , Revenue , 2019 , 4% , 12/01/44 ................................... $ 1,150,000 $ 939,293
Lehigh County Industrial Development Authority , Seven Generations Charter School ,
Revenue , 2021 A , 4% , 5/01/51 ........................................ 2,385,000 1,745,168
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Motor License Fund, Revenue, 2022, 6%, 6/30/61 2,500,000 2,562,378
a
Talen Energy Supply LLC, Revenue, 2009 C, Refunding, Mandatory Put, 5.25%,
6/01/27 ........................................................ 1,000,000 1,007,079
Pennsylvania Higher Educational Facilities Authority , University Properties, Inc. ,
Revenue , 2016 A , Refunding , 5% , 7/01/31 ............................... 1,000,000 999,128
b
Philadelphia Authority for Industrial Development ,
g
University of the Arts (The), Revenue, 144A, 2017, 5%, 3/15/45 ............... 1,819,956 909,978
University of the Arts (The), Revenue, 144A, 2017, Pre-Refunded, 5%, 3/15/45 ... 75,000 79,703
University Plaza Associates, Revenue, 144A, 2017, III, Pre-Refunded, 5.25%,
12/01/47 ....................................................... 2,000,000 2,065,424
Wilkes-Barre Finance Authority , Wilkes University , Revenue , 2021 , Refunding , 4% ,
3/01/42 ......................................................... 1,165,000 924,026
22,063,342
Rhode Island 0.5%
Tobacco Settlement Financing Corp. , Revenue , 2015 B , Refunding , 5% , 6/01/50 .... 3,000,000 2,892,341
South Carolina 1.2%
County of Berkeley , Nexton Improvement District , Special Assessment , 2019 , 4.25% ,
11/01/40 ........................................................ 1,000,000 883,635
South Carolina Jobs-Economic Development Authority ,
Beaufort Memorial Hospital Obligated Group, Revenue, 2024, 5.5%, 11/15/44 .... 750,000 731,850
Beaufort Memorial Hospital Obligated Group, Revenue, 2024, 5.75%, 11/15/54 ... 1,000,000 1,000,465
b
Green Charter School Spartanburg LLC Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 6/01/56 ............................................ 1,530,000 985,159
b
Greenville Renewable Energy Education Charter School Obligated Group, Revenue,
144A, 2021 A, Refunding, 4%, 6/01/36 ................................ 1,000,000 838,472
b
High Point Academy, Inc., Revenue, 144A, 2018 A, 5.75%, 6/15/39 ............ 2,000,000 1,805,208
Upstate Senior Living, Inc. Obligated Group, Revenue, 2020 A, 5%, 11/15/42 ..... 585,000 546,826
Upstate Senior Living, Inc. Obligated Group, Revenue, 2020 A, 5%, 11/15/54 ..... 1,100,000 948,291
7,739,906
Tennessee 1.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board ,
Blakeford at Green Hills Obligated Group, Revenue, 2020 A, 4%, 11/01/55 ....... 3,000,000 2,105,194
Trevecca Nazarene University, Revenue, 2019, Refunding, 5%, 10/01/29 ........ 600,000 617,286
Trevecca Nazarene University, Revenue, 2019, Refunding, 5%, 10/01/34 ........ 400,000 409,893
Trevecca Nazarene University, Revenue, 2019, Refunding, 5%, 10/01/39 ........ 800,000 801,320
Trevecca Nazarene University, Revenue, 2019, Refunding, 5%, 10/01/48 ........ 1,800,000 1,670,031
Metropolitan Nashville Airport Authority (The) ,
Revenue, 2022 B, 5.5%, 7/01/38 ...................................... 875,000 933,968
Revenue, 2022 B, 5.5%, 7/01/41 ...................................... 875,000 913,807
b
Nashville Metropolitan Development & Housing Agency , Fifth + Broadway
Redevelopment Area , Tax Allocation , 144A, 2018 , 5.125% , 6/01/36 ............ 1,250,000 1,255,504
8,707,003
Texas 7.5%
Arlington Higher Education Finance Corp. ,
b
BASIS Texas Charter Schools, Inc., Revenue, 144A, 2024, 4.75%, 6/15/49 ....... 615,000 548,191
b
BASIS Texas Charter Schools, Inc., Revenue, 144A, 2024, 4.875%, 6/15/54 ...... 1,050,000 934,644

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Tax-Free High Yield Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Arlington Higher Education Finance Corp., (continued)
b
BASIS Texas Charter Schools, Inc., Revenue, 144A, 2024, 4.875%, 6/15/59 ...... $ 1,000,000 $ 879,006
b
Magellan School (The), Revenue, 144A, 2022, 6.375%, 6/01/62 ............... 2,400,000 2,346,986
Wayside Schools, Revenue, 2021 A, Refunding, 4%, 8/15/36 ................. 335,000 298,825
Wayside Schools, Revenue, 2021 A, Refunding, 4%, 8/15/46 ................. 850,000 653,729
b
Beaumont Housing Authority , Revenue, Senior Lien , 144A, 2025 A , 6.5% , 7/01/55 ... 1,350,000 1,278,259
b
City of Aubrey ,
Duck Point Public Improvement District, Special Assessment, 144A, 2025, 5.375%,
12/31/45 ....................................................... 150,000 139,357
Duck Point Public Improvement District, Special Assessment, 144A, 2025, 5.625%,
12/31/55 ....................................................... 260,000 239,523
b
City of Celina ,
Sutton Fields East Public Improvement District Phase No. 2, Special Assessment,
144A, 2025, 5.375%, 9/01/45 ....................................... 358,000 338,773
Sutton Fields East Public Improvement District Phase No. 2, Special Assessment,
144A, 2025, 5.625%, 9/01/55 ....................................... 630,000 590,315
b
City of Crandall , River Ridge Public Improvement District Improvement Area No. 2 ,
Special Assessment , 144A, 2025 , 5.5% , 9/15/55 .......................... 920,000 861,833
b
City of Gunter , Bridges Phase 2A Public Improvement District , Special Assessment ,
144A, 2025 , 5.5% , 9/15/45 ........................................... 771,000 721,544
City of Houston Airport System ,
United Airlines, Inc., Revenue, 2021 A, 4%, 7/01/41 ........................ 3,750,000 3,222,829
United Airlines, Inc., Revenue, 2024 B, 5.5%, 7/15/39 ....................... 1,000,000 1,027,657
b
City of Hutto , Prairie Winds Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2025 , 5.375% , 9/01/60 ......................... 975,000 896,322
b
City of Lowry Crossing , Simpson Road Public Improvement District , Special
Assessment , 144A, 2025 , 6% , 9/15/55 .................................. 1,507,000 1,501,998
b
City of Manor , EntradenGlen Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2025 , 7% , 9/15/55 ............................ 364,000 362,898
b
City of Mustang Ridge , Durango Public Improvement District Improvement Area No. 2 ,
Special Assessment , 144A, 2025 , 6.125% , 9/01/55 ......................... 789,000 790,522
b
City of Pilot Point ,
Bryson Ranch Public Improvement District Zone A Improvement Area No. 1, Special
Assessment, 144A, 2025, 6.125%, 9/15/45 ............................. 175,000 176,306
Bryson Ranch Public Improvement District Zone A Improvement Area No. 1, Special
Assessment, 144A, 2025, 6.375%, 9/15/55 ............................. 250,000 251,487
Bryson Ranch Public Improvement District Zone A Remainder Area, Special
Assessment, 144A, 2025, 7.125%, 9/15/55 ............................. 185,000 186,058
Bryson Ranch Public Improvement District Zone B Improvement Area No. 1, Special
Assessment, 144A, 2025, 5.25%, 9/15/35 .............................. 100,000 101,408
Bryson Ranch Public Improvement District Zone B Improvement Area No. 1, Special
Assessment, 144A, 2025, 6.125%, 9/15/45 ............................. 100,000 100,747
Bryson Ranch Public Improvement District Zone B Improvement Area No. 1, Special
Assessment, 144A, 2025, 6.375%, 9/15/55 ............................. 113,000 113,588
Bryson Ranch Public Improvement District Zone B Remainder Area, Special
Assessment, 144A, 2025, 7.125%, 9/15/55 ............................. 180,000 180,901
b,f
City of Royse City , Clearview Ranch Public Improvement District North Zone
Improvement Area No. 1 , Special Assessment , 144A, 2025 , 6% , 9/15/55 ........ 673,000 664,323
b
City of Tomball , Winfrey Estates Public Improvement District , Special Assessment ,
144A, 2025 , 6% , 9/15/53 ............................................ 450,000 454,223
b
City of Wharton , Special Assessment , 144A, 2025 , 6% , 9/15/55 ................. 150,000 148,678
Clifton Higher Education Finance Corp. , International Leadership of Texas, Inc. ,
Revenue , 2018 D , Refunding , 6.125% , 8/15/48 ........................... 6,000,000 6,007,954
b
County of Denton ,
Green Meadows Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2025, 5.625%, 12/31/55 ............................ 300,000 300,959

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Tax-Free High Yield Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
County of Denton, (continued)
Green Meadows Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2025, 5.875%, 12/31/45 ............................ $ 300,000 $ 300,306
Green Meadows Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2025, 6.125%, 12/31/55 ............................ 600,000 600,948
b
County of Medina , Talley Ho Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2024 , 5.35% , 9/01/54 ......................... 1,371,000 1,232,910
b
East Waller County Management District ,
Sofi Lakes Sections 1 & 2 Assessments, Special Assessment, 144A, 2025, 5%,
9/15/35 ........................................................ 115,000 114,833
Sofi Lakes Sections 1 & 2 Assessments, Special Assessment, 144A, 2025, 6%,
9/15/45 ........................................................ 260,000 256,860
Sofi Lakes Sections 1 & 2 Assessments, Special Assessment, 144A, 2025, 6.25%,
9/15/55 ........................................................ 305,000 301,166
Harris County Cultural Education Facilities Finance Corp. , Brazos Presbyterian Homes
Obligated Group , Revenue , 2016 , Refunding , 5% , 1/01/37 ................... 1,000,000 996,509
Matagorda County Navigation District No. 1 , AEP Texas, Inc. , Revenue , 2005 A ,
Refunding , AMBAC Insured , 4.4% , 5/01/30 ............................... 3,000,000 3,135,629
New Hope Cultural Education Facilities Finance Corp. ,
MRC Langford Obligated Group, Revenue, 2016 A, 5.375%, 11/15/36 .......... 500,000 439,328
MRC Langford Obligated Group, Revenue, 2016 A, 5.5%, 11/15/46 ............ 700,000 542,543
MRC Langford Obligated Group, Revenue, 2016 A, 5.5%, 11/15/52 ............ 250,000 186,008
Westminster Manor Obligated Group, Revenue, 2021, 4%, 11/01/55 ............ 1,450,000 1,118,163
Tarrant County Cultural Education Facilities Finance Corp. , Buckner Retirement
Services, Inc. Obligated Group , Revenue , 2017 , Refunding , 5% , 11/15/37 ....... 1,620,000 1,622,703
b
Texas Community Housing & Economic Development Corp. , Agape Helotes, Inc. ,
Revenue, Senior Lien , 144A, 2025 A-1 , 6.25% , 1/01/65 ..................... 1,375,000 1,223,525
Texas State Technical College , Revenue , 2022 A , AG Insured , 6% , 8/01/54 ........ 4,000,000 4,286,933
c
Texas Transportation Commission State Highway 249 System , Revenue, First Tier ,
2019 A , 4.92%, 8/01/39 ............................................. 1,500,000 765,399
b
Town of Providence Village , Foree Ranch Public Improvement District Improvement
Area No. 2 , Special Assessment , 144A, 2025 , 5.5% , 9/01/55 ................. 910,000 848,906
Uptown Development Authority ,
City of Houston Reinvestment Zone No. 16, Tax Allocation, 2021, Refunding, 3%,
9/01/36 ........................................................ 650,000 541,361
City of Houston Reinvestment Zone No. 16, Tax Allocation, 2021, Refunding, 3%,
9/01/37 ........................................................ 650,000 526,029
City of Houston Reinvestment Zone No. 16, Tax Allocation, 2021, Refunding, 3%,
9/01/38 ........................................................ 750,000 584,302
City of Houston Reinvestment Zone No. 16, Tax Allocation, 2021, Refunding, 3%,
9/01/39 ........................................................ 550,000 416,240
City of Houston Reinvestment Zone No. 16, Tax Allocation, 2021, Refunding, 3%,
9/01/40 ........................................................ 605,000 445,567
46,806,011
Utah 2.2%
b
Black Desert Public Infrastructure District , Assessment Area 1 , Special Assessment ,
144A, 2024 , 5.625% , 12/01/53 ........................................ 3,000,000 2,917,239
b,c
MIDA Cormont Public Infrastructure District , GO , 144A, 2025 A-2 , 0.868%, 6/01/55 .. 750,000 610,637
b
MIDA Mountain Village Public Infrastructure District ,
Special Assessment, 144A, 2020 A, 5%, 8/01/50 .......................... 2,000,000 1,847,302
Military Recreation Facility Project Area, Tax Allocation, 144A, 2024-2, 6%, 6/15/54 1,000,000 997,104
Mountain Village Assessment Area 2, Special Assessment, 144A, 2021, 4%, 8/01/50 1,625,000 1,295,572
Point Phase 1 Public Infrastructure District No. 1 , Revenue , 2025 A-1 , 6.125% , 3/01/55 1,050,000 1,054,859
b
SkyRidge Pegasus Infrastructure Financing District , Assessment Area , Special
Assessment , 144A, 2024 , 5.25% , 12/01/44 ............................... 700,000 655,720

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Tax-Free High Yield Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Utah (continued)
Utah Infrastructure Agency ,
Revenue, 2019, 4%, 10/15/42 ........................................ $ 1,500,000 $ 1,288,492
Revenue, 2022, 5%, 10/15/32 ........................................ 1,000,000 1,061,000
Revenue, 2024, 5.25%, 10/15/36 ...................................... 355,000 379,020
Revenue, 2024, 5.25%, 10/15/39 ...................................... 405,000 420,824
Revenue, 2024, 5.5%, 10/15/44 ....................................... 450,000 460,725
Revenue, 2024, 5.5%, 10/15/48 ....................................... 500,000 504,903
13,493,397
Virginia 1.0%
b
Cherry Hill Community Development Authority , Special Assessment , 144A, 2015 ,
5.15% , 3/01/35 ................................................... 500,000 500,488
b
Farms New Kent Community Development Authority , Special Assessment , 144A, 2021
A , Refunding , 3.75% , 3/01/36 ......................................... 685,000 641,747
James City County Economic Development Authority ,
Williamsburg Landing, Inc. Obligated Group, Revenue, 2021 A, Refunding, 4%,
12/01/50 ....................................................... 2,250,000 1,644,859
Williamsburg Landing, Inc. Obligated Group, Revenue, 2024 A, 6.875%, 12/01/58 . 1,000,000 1,044,397
b
Lower Magnolia Green Community Development Authority , Special Assessment , 144A,
2015 , 5% , 3/01/35 ................................................. 785,000 777,740
Suffolk Economic Development Authority , EveryAge Obligated Group , Revenue , 2016 ,
Refunding , 5% , 9/01/31 ............................................. 1,500,000 1,494,400
6,103,631
Washington 3.8%
Grays Harbor County Public Hospital District No. 1 , Revenue , 2023 , Refunding ,
6.875% , 12/01/53 .................................................. 5,000,000 5,374,478
b
Kalispel Tribe of Indians , Revenue , 144A, 2018 A , 5% , 1/01/32 ................. 990,000 1,010,763
Skagit County Public Hospital District No. 1 ,
Revenue, 2016, Refunding, 5%, 12/01/37 ................................ 2,000,000 1,997,188
Revenue, 2024, 5.5%, 12/01/54 ....................................... 2,000,000 2,015,509
Washington State Housing Finance Commission ,
Revenue, 2023-1, A, 3.375%, 4/20/37 .................................. 5,115,860 4,636,464
d
Revenue, FRN, 2024-1, A, 4.221%, 3/20/40 .............................. 1,243,693 1,144,858
b
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
A, Refunding, 5%, 1/01/46 ......................................... 2,500,000 2,234,597
b
Provident Group - SH II Properties LLC, Revenue, 144A, 2025 B, 7%, 7/01/64 .... 625,000 631,787
b
Seattle Academy of Arts & Sciences, Revenue, 144A, 2023, Refunding, 6.125%,
7/01/53 ........................................................ 2,500,000 2,621,865
b
Spokane International Academy, Revenue, 144A, 2021 A, 4%, 7/01/40 .......... 2,235,000 1,872,076
b
Wesley Homes Lea Hill LLC, Revenue, 144A, 2016, Refunding, 5%, 7/01/36 ..... 575,000 535,226
24,074,811
West Virginia 0.2%
b
County of Monongalia ,
Monongalia County Building Commission Development District No. 4, Tax Allocation,
144A, 2023 A, Refunding, 5.75%, 6/01/43 .............................. 440,000 450,623
Monongalia County Building Commission Development District No. 4, Tax Allocation,
144A, 2023 A, Refunding, 6%, 6/01/53 ................................ 880,000 901,520
1,352,143
Wisconsin 6.9%
Public Finance Authority ,
Revenue, 2023-1, A, 5.75%, 7/01/62 ................................... 2,842,700 2,828,116
A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/44 ............. 1,900,000 1,800,446

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Tax-Free High Yield Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
b
AMCP Franklin LLC, Revenue, Senior Lien, 144A, 2025 A-1, 6.75%, 12/01/60 .... $ 1,200,000 $ 1,183,416
Beyond Boone LLC, Revenue, 2020 A, AG Insured, 4%, 7/01/55 .............. 1,000,000 822,359
Celanese US Holdings LLC, Revenue, 2016 C, Refunding, 4.3%, 11/01/30 ....... 700,000 698,046
b
CFC-SA LLC, Revenue, Sub. Lien, 144A, 2022 B, 6%, 2/01/62 ................ 2,000,000 2,027,513
b
CHF - Manoa LLC, Revenue, Senior Lien, 144A, 2023 A, 5.75%, 7/01/63 ........ 2,000,000 1,865,371
b
Church Home of Hartford Obligated Group, Revenue, 144A, 2015 A, Refunding, 5%,
9/01/38 ........................................................ 1,500,000 1,468,468
Cornerstone Charter Academy: A Challenge Foundation Academy, Inc., Revenue,
2024, 5%, 2/01/64 ................................................ 2,000,000 1,775,998
b
Dominium Holdings I LLC, Revenue, 144A, 2024-1, B-1, 6.81%, 4/28/36 ........ 2,375,000 2,408,362
b
Foundation Academy Charter School A NJ Nonprofit Corp., Revenue, 144A, 2024,
5%, 7/01/55 .................................................... 1,000,000 865,116
b
Foundation Academy Charter School A NJ Nonprofit Corp., Revenue, 144A, 2024,
5%, 7/01/60 .................................................... 1,250,000 1,064,296
b
Mater Academy of Nevada, Revenue, 144A, 2024 A, 5%, 12/15/39 ............. 700,000 662,686
b
Mater Academy of Nevada, Revenue, 144A, 2024 A, 5%, 12/15/44 ............. 690,000 615,889
b
North Carolina Leadership Charter Academy, Inc., Revenue, 144A, 2019 A, 5%,
6/15/39 ........................................................ 410,000 386,929
b
North Carolina Leadership Charter Academy, Inc., Revenue, 144A, 2019 A, 5%,
6/15/49 ........................................................ 1,040,000 912,632
b
North Carolina Leadership Charter Academy, Inc., Revenue, 144A, 2019 A, 5%,
6/15/54 ........................................................ 455,000 390,643
Northwest Nazarene University, Inc., Revenue, 2018, Refunding, 5%, 10/01/43 ... 3,425,000 3,213,313
Piedmont Community Charter School, Inc., Revenue, 2019, 5%, 6/15/53 ........ 1,000,000 901,425
b
Roseman University of Health Sciences, Revenue, 144A, 2020, Pre-Refunded, 5%,
4/01/50 ........................................................ 95,000 103,858
b
Southminster, Inc. Obligated Group, Revenue, 144A, 2018, 5%, 10/01/48 ........ 1,500,000 1,353,042
f
SR 400 Peach Partners LLC, Revenue, Senior Lien, 2025, 5.75%, 12/31/65 ...... 1,200,000 1,145,770
f
SR 400 Peach Partners LLC, Revenue, Senior Lien, 2025, 6.5%, 12/31/65 ....... 1,525,000 1,592,776
b
UHF Promenade Apts LLC (The), Revenue, 144A, 2024, 6.25%, 2/01/39 ........ 1,700,000 1,697,206
b
UHF RISE Student Housing LLC, Revenue, 144A, 2021 A-1, 4%, 7/01/61 ........ 1,400,000 988,572
b
UNC Charlotte Marriott Hotel & Conference Center, Revenue, 144A, 2021 A, 4%,
9/01/51 ........................................................ 3,500,000 2,476,454
b
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 5%, 1/01/55 ................. 3,800,000 3,113,089
Wisconsin Health & Educational Facilities Authority ,
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/57 .................................................... 1,350,000 959,414
PHW Menomonee Falls, Inc., Revenue, 2024, 6.125%, 10/01/59 .............. 700,000 699,090
St. John's Communities, Inc. Obligated Group, Revenue, 2022, Refunding, 4%,
9/15/31 ........................................................ 970,000 953,053
St. John's Communities, Inc. Obligated Group, Revenue, 2022, Refunding, 4%,
9/15/36 ........................................................ 790,000 731,014
Wisconsin Masonic Home Obligated Group, Revenue, 2024 A, 5.75%, 8/15/59 .... 1,500,000 1,485,920
43,190,282
U.S. Territories 5.0%
District of Columbia 2.1%
District of Columbia ,
Ingleside Presbyterian Retirement Community Obligated Group, Revenue, 2017 A,
5%, 7/01/52 .................................................... 3,170,000 2,738,713
KIPP DC Obligated Group, Revenue, 2019, 4%, 7/01/44 .................... 250,000 211,187
KIPP DC Obligated Group, Revenue, 2019, 4%, 7/01/49 .................... 1,000,000 804,520
Latin American Montessori Bilingual Public Charter School Obligated Group,
Revenue, 2020, Refunding, 5%, 6/01/40 ............................... 2,750,000 2,587,287
Plenary Infrastructure DC LLC, Revenue, 2022 A, 5.5%, 8/31/34 .............. 3,755,000 4,164,663

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Tax-Free High Yield Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
District of Columbia (continued)
District of Columbia, (continued)
b
Rocketship DC Obligated Group, Revenue, 144A, 2021 A, 5%, 6/01/61 ......... $ 700,000 $ 581,949
Metropolitan Washington Airports Authority ,
e
Dulles Metrorail and Capital Improvement Projects, Revenue, Sub. Lien, 2019 B,
Refunding, 4%, 10/01/53 ........................................... 1,935,000 1,566,500
c
Dulles Toll Road, Revenue, Senior Lien, 2009 B, 5.05%, 10/01/40 ............. 995,000 470,994
13,125,813
Puerto Rico 2.9%
Commonwealth of Puerto Rico ,
GO, 2022 A-1, 4%, 7/01/33 .......................................... 2,000,000 1,951,585
GO, 2022 A-1, 4%, 7/01/37 .......................................... 5,500,000 5,183,469
GO, 2022 A-1, 4%, 7/01/41 .......................................... 5,700,000 4,971,821
g
Puerto Rico Electric Power Authority , Revenue , TT , 5% , 7/01/37 ................ 7,500,000 3,656,250
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.5%, 7/01/34 ................................. 116,000 115,994
Sales Tax, Revenue, A-1, 4.55%, 7/01/40 ................................ 59,000 55,801
c
Sales Tax, Revenue, A-1, 3.44%, 7/01/27 ................................ 80,000 74,976
c
Sales Tax, Revenue, A-1, 3.58%, 7/01/29 ................................ 109,000 94,966
c
Sales Tax, Revenue, A-1, 3.89%, 7/01/31 ................................ 141,000 112,494
c
Sales Tax, Revenue, A-1, 4.15%, 7/01/33 ................................ 159,000 115,268
c
Sales Tax, Revenue, A-1, 5.74%, 7/01/46 ................................ 2,518,000 783,577
Sales Tax, Revenue, A-2, 4.329%, 7/01/40 ............................... 600,000 558,475
Sales Tax, Revenue, A-2, 4.536%, 7/01/53 ............................... 17,000 14,611
Sales Tax, Revenue, A-2, 4.784%, 7/01/58 ............................... 240,000 211,889
17,901,176
Total U.S. Territories .................................................................... 31,026,989
Total Municipal Bonds (Cost $689,286,489) .....................................
649,993,152
a a a a
Short Term Investments 0.2%
Municipal Bonds 0.1%
Massachusetts 0.1%
h
Massachusetts Water Resources Authority , Revenue , 2008 A , Refunding , SPA Wells
Fargo Bank NA , Daily VRDN and Put , 2.4% , 8/01/37 ....................... 890,000 890,000
Total Municipal Bonds (Cost $890,000) .........................................
890,000
U.S. Government and Agency Securities 0.1%
c,i
U.S. Treasury Bills ,
4.21%, 10/02/25 ................................................... 350,000 347,442

Putnam Tax-Free Income Trust
Schedule of Investments
Putnam Tax-Free High Yield Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At July 31, 2025, the Fund had the following futures contracts outstanding. See Note 1(c) .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
U.S. Government and Agency Securities
(continued)
c,i
U.S. Treasury Bills, (continued)
4.21%, 11/06/25 ................................................... $ 300,000 $ 296,600
644,042
Total U.S. Government and Agency Securities (Cost $644,297) ....................
644,042
Total Short Term Investments (Cost $1,534,297) .................................
1,534,042
a
Total Investments (Cost $690,820,786) 104.1% ..................................
$651,527,194
Floating Rate Notes Issued (3.7)% .............................................
(23,440,013)
Other Assets, less Liabilities (0.4)% ...........................................
(2,252,617)
Net Assets 100.0% ...........................................................
$625,834,564
†
Rounds to less than 0.1% of net assets.
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2025, the aggregate value of these securities was $184,905,613, representing 29.5% of net assets.
c
The rate shown represents the yield at period end.
d
The coupon rate shown represents the rate at period end.
e
Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
f
Security purchased on a when-issued basis. See Note 1 ( b ).
g
Defaulted security or security for which income has been deemed uncollectible. See Note 7 .
h
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
i
A portion or all of the security has been segregated as collateral for certain derivative contracts. At July 31, 2025, the aggregate value of these securities pledged amounted to $599,375, representing 0.1% of net assets.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury Ultra Bonds ...................... Short 113 $ 13,256,312 9/19/25 $ (231,370)
Total Futures Contracts ...................................................................... $(231,370)
*
As of period end.
See Note  8  regarding other derivative information.
See A bbreviations on page 38 .

Putnam Tax-Free Income Trust
Financial Statements
Statement of Assets and Liabilities
July 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Tax-
Free High Yield
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $690,820,786
Value - Unaffiliated issuers .................................................................. $651,527,194
Cash .................................................................................... 604,148
Receivables:
Investment securities sold ................................................................... 13,137,250
Capital shares sold ........................................................................ 148,251
Dividends and interest ..................................................................... 7,661,078
Prepaid expenses .......................................................................... 221,309
Total assets .......................................................................... 673,299,230
Liabilities:
Payables:
Investment securities purchased .............................................................. 21,847,042
Capital shares redeemed ................................................................... 886,524
Management fees ......................................................................... 313,767
Administrative fees ........................................................................ 1,054
Distribution fees .......................................................................... 100,247
Transfer agent fees ........................................................................ 77,496
Trustees' fees and expenses ................................................................. 243,519
Floating rate notes issued ................................................................... 23,440,013
Distributions to shareholders ................................................................. 226,259
Variation margin on futures contracts ........................................................... 56,500
Accrued interes t (Note 1d) .................................................................. 153,547
Accrued expenses and other liabilities ........................................................... 118,698
Total liabilities ......................................................................... 47,464,666
Net assets, at value ................................................................. $625,834,564
Net assets consist of:
Paid-in capital ............................................................................. $692,233,253
Total distributable earnings (losses) ............................................................. (66,398,689)
Net assets, at value ................................................................. $625,834,564

Putnam Tax-Free Income Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
July 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Tax-
Free High Yield
Fund
Class A:
Net assets, at value ....................................................................... $430,454,604
Shares outstanding ........................................................................ 39,007,189
Net asset value and maximum offering price per share
a
............................................. $11.04
Class C:
Net assets, at value ....................................................................... $8,965,788
Shares outstanding ........................................................................ 810,100
Net asset value and maximum offering price per share
a
............................................. $11.07
Class R6:
Net assets, at value ....................................................................... $3,015,294
Shares outstanding ........................................................................ 271,955
Net asset value and maximum offering price per share
a
............................................. $11.09
Class Y:
Net assets, at value ....................................................................... $183,398,878
Shares outstanding ........................................................................ 16,543,433
Net asset value and maximum offering price per share
a
............................................. $11.09
a
Net asset value per share may not recalculate due to rounding.

Putnam Tax-Free Income Trust
Financial Statements
Statement of Operations
for the year ended Jully 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Tax-
Free High Yield
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3g) ............................................................. $484,973
Interest:
Unaffiliated issuers ........................................................................ 33,181,907
Total investment income ................................................................... 33,666,880
Expenses:
Management fees (Note 3 a ) ................................................................... 3,120,812
Administrative fees (Note 3 b ) .................................................................. 11,113
Distribution fees: (Note 3c )
    Class A ................................................................................ 1,173,243
    Class B ................................................................................ 97
    Class C ................................................................................ 101,716
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 338,677
    Class B ................................................................................ 8
    Class C ................................................................................ 7,317
Class R6 ............................................................................... 1,504
    Class Y ................................................................................ 135,974
Custodian fees (Note 4 ) ...................................................................... 15,057
Reports to shareholders fees .................................................................. 40,155
Registration and filing fees .................................................................... 90,953
Professional fees ........................................................................... 108,273
Trustees' fees and expenses (Note 3f) ........................................................... 26,413
Interest expense (Note 1d) ................................................................... 517,718
Other .................................................................................... 12,549
Total expenses ......................................................................... 5,701,579
Expense reductions (Note 4 ) ............................................................... (7,074)
Net expenses ......................................................................... 5,694,505
Net investment income ................................................................ 27,972,375
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (2,472,948)
Futures contracts ......................................................................... 225,673
Net realized gain (loss) .................................................................. (2,247,275)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (39,366,889)
Futures contracts ......................................................................... 35,769
Net change in unrealized appreciation (depreciation) ............................................ (39,331,120)
Net realized and unrealized gain (loss) ............................................................ (41,578,395)
Net increase (decrease) in net assets resulting from operations .......................................... $(13,606,020)

Putnam Tax-Free Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Tax-Free High Yield Fund
Year Ended
July 31, 2025
Year Ended
July 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $27,972,375 $26,600,941
Net realized gain (loss) ................................................. (2,247,275) (14,774,749)
Net change in unrealized appreciation (depreciation) ........................... (39,331,120) 43,467,519
Net increase (decrease) in net assets resulting from operations ................ (13,606,020) 55,293,711
Distributions to shareholders:
Class A ............................................................. (18,699,675) (18,194,676)
Class B ............................................................. (353) (13,088)
Class C ............................................................. (327,953) (398,321)
Class R6 ............................................................ (128,331) (90,714)
Class Y ............................................................. (7,987,894) (7,038,350)
Total distributions to shareholders .......................................... (27,144,206) (25,735,149)
Capital share transactions: (Note 2 )
Class A ............................................................. (27,950,678) (29,650,696)
Class B ............................................................. (154,791) (515,013)
Class C ............................................................. (1,957,034) (3,681,739)
Class R6 ............................................................ 413,783 763,883
Class Y ............................................................. 7,459,907 6,504,272
Total capital share transactions ............................................ (22,188,813) (26,579,293)
Net increase (decrease) in net assets ................................... (62,939,039) 2,979,269
Net assets:
Beginning of year ....................................................... 688,773,603 685,794,334
End of year ........................................................... $625,834,564 $688,773,603

Putnam Tax-Free Income Trust
Notes to Financial Statements
Putnam Tax-Free High Yield Fund

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Putnam Tax-Free Income Trust (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of two separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Putnam
Tax-Free High Yield Fund (Fund) is included in this report.
The Fund offers four classes of shares: Class A, Class C,
Class R6 and Class Y. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
Class A, Class C and Class Y were closed to new investors
with limited exceptions effective at the close of market
August 22, 2025. Class R6 was closed to new investors with
limited exceptions effective at the close of market September
4, 2025.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the

Putnam Tax-Free Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Tax-Free High Yield Fund
(continued)
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
See Note 8 regarding other derivative information.
d. Tender Option Bonds
The Fund may participate in transactions whereby a fixed-
rate bond is transferred to a tender option bond trust (TOB
trust) sponsored by a broker. The TOB trust funds the
purchase of the fixed rate bonds by issuing floating-rate
bonds to third parties and allowing the Fund to retain the
residual interest in the TOB trust’s assets and cash flows,
which are in the form of inverse floating rate bonds. The
inverse floating rate bonds held by the Fund give the Fund
the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the Fund, causing the
TOB trust to collapse. The Fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing
by including the fixed-rate bond in the Fund’s portfolio and including the floating rate bond as a liability in the Statement of Assets and Liabilities. At the close of the reporting
period, the Fund’s investments with a value of $32,594,859
were held by the TOB trust and served as collateral for
$23,440,013 in floating-rate bonds outstanding. For the
reporting period ended July 31, 2025, the Fund incurred
interest expense of $437,450 for these investments based
on an average interest rate of 3.15%.
e. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of July 31, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
1. Organization and Significant Accounting Policies
(continued)
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
(continued)

Putnam Tax-Free Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Tax-Free High Yield Fund
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividends
from net investment income are normally declared daily;
these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Putnam Tax-Free Income Trust
Notes to Financial Statements

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Annual Report
Putnam Tax-Free High Yield Fund
(continued)
2. Shares of Beneficial Interest
At July 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
July 31, 2025
Year Ended
July 31, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 3,940,204 $45,887,810 4,093,945 $45,817,028
Shares issued in reinvestment of distributions .......... 1,437,990 16,547,346 1,432,231 16,086,986
Shares redeemed ............................... (7,845,626) (90,385,834) (8,196,734) (91,554,710)
Net increase (decrease) .......................... (2,467,432) $(27,950,678) (2,670,558) $(29,650,696)
Class B Shares:
*
Shares sold ................................... — $— 105 $1,168
Shares issued in reinvestment of distributions .......... 22 257 907 10,097
Shares redeemed ............................... (13,068) (155,048) (46,979) (526,278)
Net increase (decrease) .......................... (13,046) $(154,791) (45,967) $(515,013)
Class C Shares:
Shares sold ................................... 142,703 $1,658,500 102,368 $1,162,001
Shares issued in reinvestment of distributions .......... 27,468 317,033 33,952 381,736
Shares redeemed
a
.............................. (338,510) (3,932,567) (463,460) (5,225,476)
Net increase (decrease) .......................... (168,339) $(1,957,034) (327,140) $(3,681,739)
Class R6 Shares:
Shares sold ................................... 94,648 $1,091,976 113,033 $1,279,020
Shares issued in reinvestment of distributions .......... 11,070 127,800 7,970 90,096
Shares redeemed ............................... (70,328) (805,993) (54,036) (605,233)
Net increase (decrease) .......................... 35,390 $413,783 66,967 $763,883
Class Y Shares:
Shares sold ................................... 5,443,893 $62,445,138 6,212,365 $69,916,267
Shares issued in reinvestment of distributions .......... 663,271 7,658,911 596,120 6,734,268
Shares redeemed ............................... (5,448,280) (62,644,142) (6,262,835) (70,146,263)
Net increase (decrease) .......................... 658,884 $7,459,907 545,650 $6,504,272
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.

Putnam Tax-Free Income Trust
Notes to Financial Statements

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Annual Report
Putnam Tax-Free High Yield Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or trustees of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the year ended July 31, 2025, the gross effective investment management fee rate was 0.465% of the Fund’s average daily net assets.
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Effective November 1, 2024, under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund. Prior to November 1, 2024, PIL provided subadvisory services to the Fund. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Investments Limited (PIL) Subadvisor
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.630% of the first $5 billion,
0.580% of the next $5 billion,
0.530% of the next $10 billion,
0.480% of the next $10 billion,
0.430% of the next $50 billion,
0.410% of the next $50 billion,
0.400% of the next $100 billion and
0.395% of any excess thereafter.

Putnam Tax-Free Income Trust
Notes to Financial Statements

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Annual Report
Putnam Tax-Free High Yield Fund
(continued)
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Effective July 21, 2025, any front-end sales charges applicable to purchases of Fund shares and any CDSC applicable to redemptions of Fund shares will be waived.
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class B, Class C and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class B ................................................................... 1.00% 0.85%
Class C ................................................................... 1.00% 1.00%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $11,045
CDSC retained .............................................................................. $4,189
3. Transactions with Affiliates
(continued)
b. Administrative Fees
(continued)

Putnam Tax-Free Income Trust
Notes to Financial Statements

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Annual Report
Putnam Tax-Free High Yield Fund
(continued)
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended July 31, 2025, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Advisers has contractually agreed, through November 30, 2026, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent and custodian fees, respectively. During the year ended July 31, 2025, the fees were reduced as noted in the Statement of Operations. Effective April 14, 2025, earned credits on custodian fees, if any, are recognized as income.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam Tax-Free High Yield Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.558% ...... $7,799,542 $165,898,110 $(173,697,652) $— $— $— — $484,973
Total Affiliated Securities ... $7,799,542 $165,898,110 $(173,697,652) $— $— $— $484,973
3. Transactions with Affiliates
(continued)
f. Trustee Fees
(continued)

Putnam Tax-Free Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Tax-Free High Yield Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2025, the capital loss carryforwards were as follows:
During the year ended July 31, 2025, the Fund utilized $835,697 of capital loss carryforwards.
The tax character of distributions paid during the years ended July 31, 2025 and 2024, was as follows:
At July 31, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums and tax straddles.
The Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2025, aggregated
$154,206,292 and $160,846,811, respectively.
7. Credit Risk and Defaulted Securities
At July 31, 2025, the Fund had 41.7% of its portfolio invested in high yield securities or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 8,511,614
Long term ................................................................................ 23,343,233
Total capital loss carryforwards ............................................................... $31,854,847
2025 2024
Distributions paid from:
Ordinary income .......................................................... $1,171,898 $108,554
Tax exempt income ........................................................ 25,972,308 25,626,595
$27,144,206 $25,735,149
Cost of investments .......................................................................... $690,185,356
Unrealized appreciation ........................................................................ $7,914,681
Unrealized depreciation ........................................................................ (46,804,213)
Net unrealized appreciation (depreciation) .......................................................... $(38,889,532)
Distributable earnings:
Undistributed tax exempt income ................................................................. $4,345,690

Putnam Tax-Free Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Tax-Free High Yield Fund
(continued)
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At July
31, 2025, the aggregate value of these securities was $4,566,248 representing 0.7% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Other Derivative Information
At July 31, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended July 31, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended July 31, 2025, the average month end notional amount of futures contracts $9,851,207.
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 38 .
9. Upcoming Reorganization
On May 16, 2025, the Board approved a proposal to reorganize the Fund with and into a newly-organized exchange traded fund (ETF). Upon completion of the reorganization, and subject to certain conditions, on or around the fourth quarter of 2025 or the first quarter of 2026, substantially all net assets in the Fund will be transferred into the ETF and ETF shares will be distributed to the Fund’s shareholders in complete liquidation of the Fund.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Tax-Free High Yield Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 231,370
a
Total .................... $— $231,370
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam Tax-Free High Yield Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $225,673 Futures contracts $35,769
Total ....................... $225,673 $35,769
7. Credit Risk and Defaulted Securities
(continued)

Putnam Tax-Free Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Tax-Free High Yield Fund
(continued)
10. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Tax-Free High Yield Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 649,993,152 $ — $ 649,993,152
Short Term Investments ................... — 1,534,042 — 1,534,042
Total Investments in Securities ........... $— $651,527,194 $— $651,527,194

Putnam Tax-Free Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Tax-Free High Yield Fund
(continued)
12. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Putnam Tax-Free High Yield Fund (continued)
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ $ 231,370 $ — $ — $ 231,370
Total Other Financial Instruments ......... $231,370 $— $— $231,370
a
For detailed categories, see the accompanying Schedule of Investments.
Selected Portfolio
AG
Assured Guaranty, Inc.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
FRN
Floating Rate Note
GO
General Obligation
SPA
Standby Purchase Agreement
11. Fair Value Measurements
(continued)

Putnam Tax-Free Income Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Putnam Tax-Free Income Trust and Shareholders of Putnam Tax-Free High Yield Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam Tax-
Free High Yield Fund (one of the funds constituting Putnam Tax-Free Income Trust, referred to hereafter as the “Fund”) as of
July 31, 2025, the related statement of operations for the year ended July 31, 2025, the statements of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31,
2025 and the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, administrative agent for the tender option bond trust, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 18, 2025
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Tax-Free Income Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Putnam Tax-Free High Yield Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended July 31, 2025:
Pursuant to: Amount Reported
Exempt-Interest Dividends Distributed §852(b)(5)(A) $25,972,308
Section 163(j) Interest Earned §163(j) $983,627

Putnam Tax-Free Income Trust

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Annual Report
Putnam Tax-Free High Yield Fund
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 27, 2025, the Board of Trustees (“Board”) of your fund, including all of the Trustees who are not
“interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the
Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the
Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the
Advisor and Putnam Investment Management, LLC (“Putnam Management” and together with FTIML, the “Subadvisors”)
(collectively, the “Management Contracts”). The Advisor, FTIML, and Putnam Management are each direct or indirect, wholly-
owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries “Franklin Templeton”).
The Board noted that, as previously disclosed, it approved at a meeting held on May 16, 2025 the conversion of your mutual fund into an exchange-traded fund through the reorganization of your mutual fund with and into the newly-organized series of
Putnam ETF Trust. As the reorganization was not scheduled to occur until later in 2025, the Management Contracts needed to be continued until the reorganization.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Putnam Tax-Free Income Trust

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Annual Report
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2025, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2025 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2025.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base;
4. Potential benefits to shareholders of the funds that could result from the alignment of certain fund features and shareholder benefits with those of other funds sponsored by the Advisor and its affiliates and access to a broader array of investment opportunities; and
5. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for

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your fund and the other funds are the result of many years of review and discussion between the Independent Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’
conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds (including the exchange-traded funds) or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with management, as well as approval by shareholders.
Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management of other mutual funds sponsored by the applicable Advisor (or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds, have implemented (or, in the case of ten municipal income funds that are converting into exchange-traded funds, will implement) so-
called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2024.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses).
These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund)
had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2024. The
Advisor and PSERV have agreed to maintain these expense limitations until at least November 30, 2026. The Advisor and
PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the third quintile in effective management fees
(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and also in the third quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2024. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of
December 31, 2024 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2024 for each of the applicable

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agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other clients in similar asset categories, including other 1940 Act funds advised by the Advisor but overseen by a board of trustees other than the Board, sub-advised
U.S. mutual funds, exchange-traded funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products. This information included, for products that are managed by the same portfolio team in a similar asset category to those of the funds, comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The
Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with senior investment management of the Advisor throughout the year. The Trustees concluded that the Advisor generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2024 against a constructive yet complex investing environment. The S&P 500 was up 25% in 2024, but significant concentration of returns among large cap and technology stocks and periods of volatility posed challenges in the market. The Bloomberg
Aggregate fixed income index was up slightly over 1% amidst many moving pieces, with the Federal Reserve cutting the
Effective Federal Funds rate from 5.25% at year-end 2023 to 4.25% at year-end 2024, with three cuts in the latter part of the year, while also trying to manage inflation concerns. Ten-year Treasury yields ended 2024 at 4.6% up from 3.9% at year-end
2023. Corporate earnings and employment figures continued to generally show strength during the year, while geopolitical tensions were closely watched.
For the one-year period ended December 31, 2024, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 27th percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 3.0% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 20th,
22nd and 20th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2024, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for

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each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 52 funds were rated four or five stars at the end of 2024, which represented an increase of seven funds year-over-year. The Trustees also considered that 25 funds were five-star rated at the end of 2024, which was also a year-
over-year increase of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2024 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper High Yield Municipal Debt Funds) for the one-year, three-year and five-year periods ended
December 31, 2024 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):
Over the one-year, three-year and five-year periods ended December 31, 2024, there were 184, 178 and 172 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees noted that the Advisor had made internal promotions and other portfolio management assignment changes in
2024 to strengthen its investment teams providing services to the funds.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the annual review of your fund’s management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin
Distributors, LLC (“Franklin Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to
One-year period Three-year period Five-year period
2nd 1st 2nd

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the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin
Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by
PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

38915-AFSOI 09/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Tax Free Income Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	September 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	September 26, 2025

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	September 26, 2025